united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

17645 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East Ninth Street, Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Insider Income Fund
(IIXAX, IIXCX, IIXIX)
Catalyst/MAP Global Balanced Fund
(TRXAX, TRXCX, TRXIX)
Catalyst/CIFC Floating Rate Income Fund
(Formerly, Catalyst Floating Rate Income Fund)
(CFRAX, CFRCX, CFRIX)
Catalyst/SMH High Income Fund
(HIIFX, HIICX, HIIIX)
Catalyst/SMH Total Return Income Fund
(TRIFX, TRICX, TRIIX)
Catalyst/Stone Beach Income Opportunity Fund
(IOXAX, IOXCX, IOXIX)

December 31, 2018

Mutual Fund Series Trust

Beginning on January 1, 2021, the Funds intend to meet their shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Funds’ website, www.catalystmf.com. If you own these shares through a financial intermediary (such as a broker-dealer or bank), you may elect to receive paper or electronic copies of shareholder reports by contacting your financial intermediary. If you do not own these shares through a financial intermediary, you may elect to receive electronic copies of the shareholder reports by calling the Funds at 1-866-447-4228 or elect to receive paper copies of the shareholder reports by following the instructions included with the Funds’ prospectus.

CATALYST FUNDS

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

Portfolio Review	Page 1

Portfolios of Investments	Page 7

Statements of Assets and Liabilities	Page 22

Statements of Operations	Page 23

Statements of Changes in Net Assets	Page 24

Financial Highlights	Page 27

Notes to Financial Statements	Page 39

Supplemental Information	Page 53

Expense Example	Page 54

Privacy Notice	Page 55

Catalyst Insider Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	0.45%	2.63%	0.47%
Class A with load	-4.34%	-2.22%	-0.63%
Class C	0.24%	2.17%	-0.21%
Class I	0.76%	3.19%	0.78%
Bloomberg Barclays U.S. Aggregate Bond Index(a)	1.65%	0.01%	1.92%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2018, the Fund’s total annual operating expenses, including the cost of underlying funds, are 4.58% for Class A, 5.33% for Class C and 4.83% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg Barclays U.S. Aggregate Bond Index, is made up of the Bloomberg Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an index.

**	Inception date is July 29, 2014.

Top 10 Holdings by Industry	% of Net Assets
Internet	14.1%
Retail	13.2%
Chemicals	7.0%
Aerospace/Defense	6.9%
Commercial Services	6.8%
Healthcare-Services	6.5%
Pharmaceuticals	5.9%
Semiconductors	5.3%
Software	4.9%
Private Equity	4.8%
Other/Cash & Equivalents	24.6%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Balanced Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	-3.40%	-3.24%	3.02%	5.00%
Class A with load	-8.99%	-8.79%	1.80%	4.16%
Class C	-3.87%	-3.99%	2.23%	4.20%
Class I	-3.34%	-2.98%	N/A	2.47%
MSCI All Country World Stock Index(a)	-8.81%	-8.93%	4.82%	6.93%
50% MSCI AWCI/50% BofA ML A-AAA 1-3yr US Corp.(b)	-3.73%	-3.81%	2.79%	3.86%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2018, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.89% for Class A, 2.64% for Class C, and 1.64% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “MSCI All Country World Stock Index” is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets. Investors cannot invest directly in an index.

(b)	The “50% MSCI AWCI/50% BofA ML A-AAA 1-3yr US Corp.” is made up of two indices; BofA Merrill Lynch U.S. Corporate & Government 1-3 Yrs, and MSCI AC World Index. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Telecommunications	16.9%
Pharmaceuticals	11.6%
Food	7.0%
Retail	5.0%
Chemicals	4.6%
Oil & Gas	4.4%
Agriculture	4.2%
Auto Parts & Equipment	3.4%
Lodging	3.2%
Home Builders	3.0%
Other/Cash & Equivalents	36.7%
100.0%

Catalyst/CIFC Floating Rate Income Fund (Formerly, Catalyst Floating Rate Income Fund)
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

				Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	-1.80%	0.46%	2.27%	3.33%
Class A with load	-6.47%	-4.33%	1.28%	2.49%
Class C	-2.17%	-0.39%	1.49%	2.54%
Class I	-1.67%	0.70%	2.55%	3.60%
S&P/LSTA U.S. Leveraged Loan 100 Index(a)	-2.41%	-0.62%	2.26%	2.71%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2018, the Fund’s total annual operating expenses, including the cost of underlying funds are 1.88% for Class A and 2.63% for Class C, and 1.60% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P/LSTA U.S. Leveraged Loan 100 Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market. The Index consists of 100 loan facilities drawn from a larger benchmark - the S&P/SLTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI). Investors cannot invest directly in an Index.

**	Inception date is December 31, 2012.

Top Ten Holdings by Industry	% of Net Assets
Electronics / Electrical	10.3%
Business Equipment & Services	8.0%
Drugs	5.2%
Financial Intermediaries	4.5%
Leisure Goods	4.5%
Utilities	4.2%
Telecommunications	3.9%
Food Service	3.2%
Health Care	3.2%
Aerospace & Defense	2.9%
Other/Cash & Equivalents	50.1%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH High Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception **
Class A	-2.55%	-1.46%	-1.88%	6.37%	2.28%
Class A with load	-7.06%	-6.20%	-2.84%	5.75%	1.71%
Class C	-2.90%	-2.20%	-2.56%	5.60%	1.54%
Class I	-2.41%	-1.20%	-1.58%	N/A	-1.27%
BofA Merrill Lynch U.S. Cash Pay High Yield Index(a)	-2.32%	-2.25%	3.81%	10.89%	4.50%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2018, the Fund’s total annual operating expenses are 1.79% for Class A, 2.54% for Class C and 1.54% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an Index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmark, and July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Real Estate Investment Trusts	11.8%
Oil & Gas Services	11.6%
Retail	9.7%
Biotechnology	8.0%
Semiconductors	7.7%
Apparel	6.8%
Auto Parts & Equipment	6.2%
Mining	4.7%
Office/Business Equipment	4.6%
Airlines	4.5%
Other/Cash & Equivalents	24.4%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH Total Return Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	-7.83%	-7.19%	-2.45%	5.87%	0.63%
Class A with load	-13.17%	-12.46%	-3.60%	5.25%	0.07%
Class C	-7.97%	-7.89%	-3.17%	5.08%	-0.12%
Class I	-7.73%	-6.98%	-2.24%	N/A	-1.16%
S&P 500 Total Return Index(a)	-6.85%	-4.38%	8.49%	13.12%	10.58%
BofA Merrill Lynch U.S. Cash Pay High Yield Index(b)	-2.32%	-2.25%	3.81%	10.89%	4.50%
Blended Index (c)	-4.49%	-3.15%	6.22%	12.15%	7.59%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2018, the Fund’s total annual operating expenses, including the cost of underlying funds, are 3.69% for Class A, 4.44% for Class C and 3.44% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(b)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an Index.

(c)	Blended Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the BofA Merrill Lynch U.S. Cash Pay High Yield Index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmarks, and July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Investment Companies	25.9%
Biotechnology	7.6%
Diversified Financial Services	6.1%
Oil & Gas	5.8%
Apparel	4.9%
Semiconductors	4.8%
Telecommunications	4.8%
Private Equity	4.6%
Equity Funds	4.1%
Retail	4.0%
Other/Cash & Equivalents	27.4%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Stone Beach Income Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	1.26%	1.95%	1.95%
Class A with load	-3.57%	-2.88%	0.74%
Class C	0.98%	1.19%	1.14%
Class I	1.39%	2.12%	2.14%
BofA Merrill Lynch U.S. Cash Pay High Yield Index (a)	-2.32%	-2.25%	3.75%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2018, the Fund’s total annual operating expenses are 2.87% for Class A, 3.62% for Class C and 2.62% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an Index.

**	Inception date is November 20, 2014.

Top Holdings by Investment Type ^	% of Net Assets
Private Collateralized Mortgage Obligation	45.7%
Federal National Mortgage Association	28.9%
Federal Home Loan Mortgage Association	6.4%
Mortgage Notes	3.8%
Government National Mortgage Association	0.5%
Other/Cash & Equivalents	14.7%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 68.3%
	AEROSPACE/DEFENSE - 6.9%
$141,000	Arconic, Inc.	6.150	8/15/2020	$144,363
62,000	TransDigm, Inc.	5.500	10/15/2020	61,613
200,000	TransDigm, Inc.	6.000	7/15/2022	197,500
				403,476
	CHEMICALS - 7.0%
250,000	RPM International, Inc.	6.125	10/15/2019	254,600
150,000	Sherwin-Williams Co.	7.250	6/15/2019	152,644
				407,244
	COMMERCIAL SERVICES - 6.8%
195,000	Western Union Co.	3.350	5/22/2019	194,929
200,000	Verisk Analytics, Inc.	4.875	1/15/2019	200,071
				395,000
	COMPUTERS - 3.5%
205,000	HP, Inc.	2.750	1/14/2019	204,950

	ELECTRONICS - 1.4%
80,000	Keysight Technologies, Inc.	3.300	10/30/2019	79,774

	HEALTHCARE-SERVICES - 6.5%
235,000	HCA, Inc.	4.250	10/15/2019	234,853
140,000	HCA, Inc.	5.875	3/15/2022	143,850
				378,703
	INTERNET - 5.7%
325,000	Netflix, Inc.	5.500	2/15/2022	329,063

	LODGING - 3.4%
200,000	Marriott International, Inc.	3.000	3/1/2019	199,753

	MEDIA - 1.4%
85,000	Discovery Communications LLC	2.200	9/20/2019	84,125

	PHARMACEUTICALS - 5.9%
140,000	CVS Health Corp.	3.700	3/9/2023	138,634
205,000	Mylan NV	2.500	6/7/2019	204,057
				342,691
	PRIVATE EQUITY - 4.8%
282,000	Icahn Enterprises LP	6.000	8/1/2020	282,000

	RETAIL - 4.8%
145,000	Family Dollar Stores, Inc.	5.000	2/1/2021	148,263
130,000	Yum! Brands, Inc.	5.300	9/15/2019	131,138
				279,401
	SEMICONDUCTORS - 5.3%
275,000	Broadcom Corp.	2.375	1/15/2020	271,634
40,000	Broadcom Corp.	2.500	8/15/2022	36,169
				307,803
	SOFTWARE - 4.9%
300,000	Vmware, Inc.	2.950	8/21/2022	286,193

	TOTAL CORPORATE BONDS (Cost - $4,001,780)			3,980,176

	CONVERTIBLE BONDS - 27.7%
	ENERGY-ALTERNATE SOURCES - 3.5%
200,000	Amyris, Inc.	9.500	4/15/2019	200,615

	INTERNET - 8.4%
505,000	Twitter, Inc.	0.250	9/15/2019	491,212

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 27.7% (continued)
	REAL ESTATE - 4.7%
$282,000	Forestar Group, Inc.	3.750	3/1/2020	$275,753

	REAL ESTATE INVESTMENT TRUST - 2.7%
154,000	Spirit Realty Capital, Inc.	2.875	5/15/2019	153,981

	RETAIL- 8.4%
501,000	EZCORP, Inc.	2.125	6/15/2019	490,218

	TOTAL CONVERTIBLE BONDS (Cost - $1,621,094)			1,611,779

	TOTAL INVESTMENTS - 96.0% (Cost - $5,622,874)			$5,591,955
	OTHER ASSETS LESS LIABILITIES - 4.0%			232,380
	NET ASSETS - 100.0%			$5,824,335

LLC - Limited Liability Company

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	CLOSED-END FUND - 1.3%
23,500	Sprott Physical Gold and Silver Trust	$294,690
	TOTAL CLOSED-END FUND (Cost - $336,373)	294,690

	COMMON STOCK - 47.3%
	AEROSPACE/DEFENSE - 0.4%
6,000	Kratos Defense & Security Solutions, Inc. *	84,540

	AGRICULTURE - 4.2%
9,600	Bunge Ltd.	513,024
13,600	Imperial Brands PLC - ADR	415,072
		928,096
	BEVERAGES - 1.5%
280,649	Marston’s PLC	336,167

	ENVIRONMENTAL CONTROL - 2.9%
12,271	Tetra Tech, Inc.	635,270

	FOOD - 6.1%
15,450	Campbell Soup Co.	509,695
25,000	GrainCorp Ltd.	161,392
8,050	Nestle SA - ADR	651,728
		1,322,815
	HEALTHCARE PRODUCTS - 1.6%
548,000	Asaleo Care Ltd.	353,000

	HOUSEHOLD PRODUCT/WARES - 1.2%
17,000	Reckitt Benckiser Group PLC - ADR	257,210

	INVESTMENT COMPANIES - 2.4%
7,357	Pargesa Holding SA	528,752

	OIL & GAS - 1.4%
4,500	Exxon Mobil Corp.	306,855

	PHARMACEUTICALS - 9.3%
5,400	Johnson & Johnson	696,870
8,525	Novartis AG - ADR	731,530
13,500	Sanofi - ADR	586,035
		2,014,435
	RETAIL - 3.9%
54,400	Wendy’s Co.	849,184

	SEMICONDUCTORS - 1.3%
9,000	Micron Technology, Inc.	285,570

	SOFTWARE - 1.1%
2,400	Microsoft Corp.	243,768

	TELECOMMUNICATIONS - 10.0%
20,400	Cisco Systems, Inc.	883,932
40,000	Nokia OYJ - ADR +	232,800
37,500	Orange SA - ADR	607,125
23,290	Vodafone Group PLC - ADR	449,031
		2,172,888

	TOTAL COMMON STOCK (Cost - $9,983,493)	10,318,550

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 45.4%
	AEROSPACE/DEFENSE - 1.2%	6.375	1/15/2020	$257,127
$250,000	Embraer Overseas Ltd.

	AUTO PARTS & EQUIPMENT - 3.4%
28,000	American Axle & Manufacturing, Inc.	7.750	11/15/2019	28,507
387,000	Cooper Tire & Rubber Co.	8.000	12/15/2019	400,545
295,000	Goodyear Tire & Rubber Co.	8.750	8/15/2020	313,806
				742,858
	CHEMICALS - 4.6%
717,000	CF Industries, Inc.	7.125	5/1/2020	740,302
250,000	Methanex Corp.	3.250	12/15/2019	248,180
				988,482
	COMPUTERS - 1.7%
375,000	Dell, Inc.	5.875	6/15/2019	377,813

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
99,000	Aircastle Ltd.	7.625	4/15/2020	103,582

	FOOD - 0.9%
200,000	Safeway, Inc.	5.000	8/15/2019	199,000

	FOREST PRODUCTS & PAPER- 2.0%
432,000	Celulosa Arauco y Constitution SA	7.250	7/29/2019	442,541

	HEALTHCARE SERVICES - 2.8%
45,000	HCA, Inc.	4.250	10/15/2019	44,972
566,000	Tenet Healthcare Corp.	5.500	3/1/2019	567,981
				612,953
	HOME BUILDERS - 3.0%
229,000	KB Home	4.750	5/15/2019	229,000
165,000	Lennar Corp.	4.500	11/15/2019	164,175
254,000	Tri Pointe Group	4.375	6/15/2019	252,730
				645,905
	LODGING - 3.2%
200,000	MGM Resorts International	8.625	2/1/2019	201,250
497,000	MGM Resorts International	5.250	3/31/2020	499,485
				700,735
	MACHINERY-DIVERSIFIED - 0.2%
55,000	CNH Industrial Capital LLC	3.375	7/15/2019	54,602

	MEDIA - 1.6%
150,000	CSC Holdings LLC	8.625	2/15/2019	150,750
200,000	DISH DBS Corp.	7.875	9/1/2019	204,560
				355,310
	MINING - 1.9%
400,000	AngloGold Ashanti Holdings PLC	5.375	4/15/2020	404,804

	OIL & GAS - 3.0%
300,000	Encana Corp.	6.500	5/15/2019	303,112
250,000	Petroleos Mexicanos	6.000	3/5/2020	254,875
100,000	Rowan Cos., Inc.	7.875	8/1/2019	99,250
				657,237
	PHARMACEUTICALS - 2.3%
515,000	Teva Pharmaceutical Finance Netherlands III BV	1.700	7/19/2019	508,293

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Principal		Coupon Rate (%)	Maturity		Value
	CORPORATE BONDS - 45.4% (Continued)
	PIPELINES - 3.0%
$100,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.500	10/15/2019		$100,852
550,000	DCP Midstream Operating LP	2.700	4/1/2019		546,906
					647,758
	REAL ESTATE INVESTMENT TRUST - 1.1%
250,000	CoreCivic, Inc.	4.125	4/1/2020		245,000

	RETAIL - 1.3%
263,000	L Brands, Inc.	7.000	5/1/2020		272,205

	SOFTWARE - 0.8%
177,000	CDK Global, Inc.	3.800	10/15/2019		176,558

	TELECOMMUNICATIONS - 6.9%
50,000	Centel Capital Corp.	9.000	10/15/2019		51,767
73,000	CenturyLink, Inc.	6.150	9/15/2019		74,115
275,000	Hughes Satellite Systems Corp.	6.500	6/15/2019		277,922
365,000	Nokia OYJ	5.375	5/15/2019		366,825
189,000	Sprint Capital Corp.	6.900	5/1/2019		190,654
540,000	Telecom Italia Capital SA	7.175	6/18/2019		545,098
					1,506,381

	TOTAL CORPORATE BONDS (Cost - $9,973,440)				9,899,144

	CONVERTIBLE BONDS - 2.0%
	INTERNET- 2.0%
460,000	Twitter, Inc.	0.250	9/15/2019		447,441
	TOTAL CONVERTIBLE BONDS (Cost - $451,314)				447,441

	TOTAL INVESTMENTS - 96.0% (Cost - $20,744,620)				$20,959,825
	OTHER ASSETS LESS LIABILITIES - 4.0%				864,749
	NET ASSETS - 100.0%				$21,824,574

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS WRITTEN - (0.2)% *
400	Nokia OYJ	Pershing	1/18/2019 - $6.00	$240,000	$4,400
	TOTAL OPTIONS (Premium - $20,784)				4,400

ADR - American Depositary Receipt

PLC - Public Limited Company

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND (Formerly, Catalyst Floating Rate Income Fund)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares						Value
	COMMON STOCK - 0.2%
	SOFTWARE - 0.2%
7,817	Avaya Holdings Corp.					$113,816
	TOTAL COMMON STOCK (Cost - $198,736)

	EXCHANGE TRADED FUND - 2.5%
75,000	Invesco Senior Loan ETF					1,633,500
	TOTAL EXCHANGE TRADED FUND (Cost - $1,737,051)

Principal			Coupon Rate (%)		Maturity
	CORPORATE BONDS - 8.0%
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
$375,000	Travelport Corporate Finance PLC #		6.000		3/15/2026	379,688

	ENTERTAINMENT - 0.8%
500,000	Scientific Games International, Inc.		10.000		12/1/2022	509,375

	ENVIRONMENTAL CONTROL - 2.0%
500,000	GFL Environmental, Inc. #		5.375		3/1/2023	440,000
1,000,000	Hulk Finance Corp. #		7.000		6/1/2026	875,000
						1,315,000
	HEALTHCARE-PRODUCTS - 0.4%
350,000	Mallinckrodt International Finance SA		4.750		4/15/2023	236,250

	HEALTHCARE-SERVICES - 0.9%
500,000	HCA, Inc.		5.375		9/1/2026	487,500
100,000	HCA, Inc.		5.625		9/1/2028	96,750
						584,250
	INTERNET - 1.4%
700,000	Uber Technologies, Inc. #		7.500		11/1/2023	679,000
300,000	Uber Technologies, Inc. #		8.000		11/1/2026	290,250
						969,250
	MEDIA - 0.6%
500,000	McGraw-Hill Global Education Holdings LLC #		7.875		5/15/2024	391,875

	PHARMACEUTICALS - 0.6%
500,000	Bausch Health Cos, Inc. #		6.125		4/15/2025	437,500

	RETAIL - 0.7%
500,000	Party City Holdings, Inc. #		6.625		8/1/2026	456,250

	TOTAL CORPORATE BONDS (Cost - $5,678,573)					5,279,438

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED LOAN OBLIGATIONS - 2.8%
$500,000	Carlyle US CLO 2017-1 Ltd. #	3 Month LIBOR + 6.000%	8.469	*	4/20/2031	$462,115
1,000,000	Carlyle US CLO 2017-2 Ltd. #	3 Month LIBOR + 6.150%	8.619	*	7/20/2031	926,153
500,000	Octagon Investment Partners 37 Ltd. #	3 Month LIBOR + 5.400%	7.760	*	7/25/2030	448,072
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $1,949,509)					1,836,340

	BANK LOANS - 79.9%
	AEROSPACE & DEFENSE - 2.9%
1,000,000	StandardAero Aviation Holdings, Inc.	1 Month LIBOR + 3.750%	6.270	*	7/7/2022	990,780
497,500	Transdigm, Inc.	1 Month LIBOR + 2.500%	5.022	*	5/14/2025	470,839
496,250	Transdigm, Inc.	1 Month LIBOR + 2.500%	5.022	*	8/22/2024	469,755
						1,931,374
	AIR TRANSPORT - 1.1%
247,423	American Airlines, Inc.	1 Month LIBOR + 2.000%	4.387	*	10/10/2021	241,024
498,747	Lineage Logistics, LLC	1 Month LIBOR + 3.000%	5.522	*	2/27/2025	474,433
						715,457
	AUTOMOTIVE - 1.2%
400,000	Abra Auto Body & Glass	1 Month LIBOR + 3.000%	5.619	*	9/17/2021	395,000
250,000	Garrett LX III S.a r.l.	3 Month LIBOR + 2.500%	5.330	*	9/21/2025	236,875
199,000	Thor Industries	1 Month LIBOR + 3.750%	6.313	*	11/1/2025	189,050
						820,925
	BUILDING & DEVELOPMENT - 2.9%
479,266	Capital Automotive L.P.	1 Month LIBOR + 2.500%	5.030	*	3/24/2024	461,533

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND (Formerly, Catalyst Floating Rate Income Fund)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 79.9% (Continued)
	BUILDING & DEVELOPMENT - 2.9% (Continued)
$1,000,000	DTZ U.S. Borrower, LLC	1 Month LIBOR + 3.250%	5.772	*	8/16/2025	$959,375
500,000	Hillman Group, Inc.	1 Month LIBOR + 4.000%	6.803	*	5/21/2025	476,250
						1,897,158
	BUSINESS EQUIPMENT & SERVICES - 8.0%
999,105	Allied Universal Holdco LLC	1 Month LIBOR + 3.750%	6.272	*	7/28/2022	950,648
222,000	Allied Universal Holdco LLC	1 Month LIBOR + 4.250%	6.772	*	7/28/2022	212,565
498,750	Blackhawk Network Holdings Inc.	1 Month LIBOR + 3.000%	5.522	*	5/22/2025	476,309
391,419	Change Healthcare Holdings, Inc.	1 Month LIBOR + 2.750%	5.272	*	2/3/2024	372,500
429,210	DigiCert Holdings, Inc.	1 Month LIBOR + 4.000%	6.522	*	9/20/2024	421,699
484,084	EIG Investors Corp.	1 Month LIBOR + 3.750%	6.272	*	2/9/2023	469,864
498,750	IG Investments Holdings, LLC	3 Month LIBOR + 3.500%	6.303	*	5/21/2025	487,029
500,000	Internet Brands	1 Month LIBOR + 3.750%	6.254	*	9/15/2024	475,625
497,500	Iron Mountain Information Management, LLC	1 Month LIBOR + 1.750%	4.272	*	3/22/2026	475,113
498,721	Stiphout Finance LLC	1 Month LIBOR + 3.000%	5.522	*	10/26/2022	486,253
498,737	Tempo Acquisition, LLC	1 Month LIBOR + 3.000%	5.522	*	4/21/2024	479,287
						5,306,892
	CABLE & SATELLITE & SERVICES - 0.7%
498,741	Numericable U.S. LLC	1 Month LIBOR + 3.688%	6.143	*	1/9/2026	464,327

	CHEMICALS & PLASTICS - 0.7%
250,000	Polar US Borrower, LLC	3 Month LIBOR + 4.750%	7.186	*	8/21/2025	241,250
250,000	Starfruit US Holdco LLC	1 Month LIBOR + 3.250%	5.599	*	9/20/2025	240,000
						481,250
	CLOTHING/TEXTILES - 0.6%
398,996	Hercules Achievement, Inc.	1 Month LIBOR + 3.500%	6.022	*	12/15/2024	386,777

	CONGLOMERATES - 0.7%
381,356	St. George’s University Scholastic Services LLC	1 Month LIBOR + 3.500%	6.030	*	6/22/2025	372,775
118,644	St. George’s University Scholastic Services LLC	3 Month LIBOR + 3.500%	3.500	*	6/22/2025	115,975
						488,750
	CONTAINERS & GLASS PRODUCTS - 1.3%
623,414	Proampac PG Borrower LLC	3 Month LIBOR + 3.500%	6.082	*	11/18/2023	598,087
274,060	Prometric Holdings Inc.	1 Month LIBOR + 3.000%	5.522	*	1/19/2025	264,811
						862,898
	DIVERSIFIED INSURANCE - 2.4%
583,747	AssuredPartners, Inc.	1 Month LIBOR + 3.250%	5.772	*	10/22/2024	552,738
251,000	Achilles Acquisition LLC	1 Month LIBOR + 4.000%	6.563		10/4/2025	247,862
848,741	U.S.I., Inc.	3 Month LIBOR + 3.000%	5.803	*	5/16/2024	803,121
						1,603,721
	DRUGS - 5.2%
498,741	Albany Molecular Research, Inc.	1 Month LIBOR + 3.250%	5.772	*	7/28/2024	474,118
348,473	Alvogen Group, Inc. U.S.A.	3 Month LIBOR + 4.750%	7.270	*	4/2/2022	342,267
498,750	Amneal Pharmaceuticals LLC	1 Month LIBOR + 3.500%	6.063	*	3/23/2025	474,226
740,385	Bausch Health Cos., Inc.	1 Month LIBOR + 3.000%	5.379	*	6/1/2025	709,229
987,500	Bausch Health Cos., Inc.	1 Month LIBOR + 2.750%	5.129	*	6/1/2025	939,824
500,000	Eagle Holding Company II, LLC	1 Month LIBOR + 2.500%	5.022	*	8/18/2022	476,875
						3,416,539
	ECOLOGICAL SERVICES & EQUIPMENT - 0.5%
122,000	GFL Environmental Inc.	1 Month LIBOR + 3.000%	5.522	*	5/31/2025	114,131
239,662	Gopher Resource, LLC	1 Month LIBOR + 3.250%	5.772	*	2/9/2025	231,873
						346,004
	ELECTRONICS/ELECTRICAL - 10.3%
1,000,000	Boxer Parent Company, Inc.	3 Month LIBOR + 4.250%	7.053	*	6/28/2025	967,035
125,000	Hyland Software, Inc.	1 Month LIBOR + 7.000%	9.522	*	5/23/2025	123,750
400,000	Ivanti Software, Inc.	1 Month LIBOR + 4.250%	6.600	*	1/20/2024	390,000
100,000	Ivanti Software, Inc.	1 Month LIBOR + 9.000%	11.350	*	1/23/2025	96,000
748,116	MA FinanceCo., LLC	1 Month LIBOR + 2.250%	4.772	*	11/20/2021	714,450
871,241	McAfee, LLC	1 Month LIBOR + 3.750%	6.272	*	9/29/2024	850,549
350,000	Mitchell International, Inc.	1 Month LIBOR + 3.250%	5.772	*	11/30/2024	338,189
498,737	Project Alpha Intermediate Holding, Inc.	6 Month LIBOR + 3.500%	5.940	*	4/26/2024	482,528
500,000	Quest Software US Holdings Inc	3 Month LIBOR + 4.250%	6.777	*	5/17/2025	485,000
250,000	Quest Software US Holdings Inc	3 Month LIBOR + 8.250%	10.777	*	5/18/2026	247,709
420,990	SolarWinds Holdings, Inc.	1 Month LIBOR + 2.750%	5.272	*	2/5/2024	406,323
131,272	SS&C European Holdings	1 Month LIBOR + 2.250%	4.772	*	2/28/2025	124,239
344,656	SS&C Technologies, Inc.	1 Month LIBOR + 2.250%	4.772	*	2/28/2025	326,193
45,000	Sahara Parent, Inc.	1 Month LIBOR + 4.500%	7.022	*	8/16/2024	44,592
500,000	Uber Technologies Inc	1 Month LIBOR + 4.000%	6.387	*	4/4/2025	488,438
750,000	VeriFone Systems, Inc.	3 Month LIBOR + 4.000%	6.645	*	8/20/2025	727,500
						6,812,495

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND (Formerly, Catalyst Floating Rate Income Fund)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 79.9% (Continued)
	EQUIPMENT LEASING - 0.7%
$500,000	Coinmach Services	3 Month LIBOR + 3.250%	5.686	*	11/14/2022	$478,500

	FINANCIAL INTERMEDIARIES - 4.5%
500,000	Ascensus	1 Month LIBOR + 3.500%	6.022	*	12/3/2022	488,750
1,000,000	Financial & Risk US Holdings, Inc.	1 Month LIBOR + 3.750%	6.272	*	10/1/2025	956,250
873,940	First Data Corporation	1 Month LIBOR + 2.000%	4.504	*	4/26/2024	837,016
700,000	Russell Investments US Institutional Holdco, Inc.	1 Month LIBOR + 3.250%	5.772	*	6/1/2023	685,500
						2,967,516
	FOOD PRODUCTS - 1.2%
299,250	H-Food Holdings, LLC	1 Month LIBOR + 3.688%	6.210	*	5/17/2025	287,879
498,750	Sigma Holdco BV	3 Month LIBOR + 3.000%	5.398	*	3/7/2025	473,812
						761,691
	FOOD SERVICE - 3.2%
841,460	1011778 B.C. Unlimited Liability Company	1 Month LIBOR + 2.250%	4.772	*	2/17/2024	803,240
379,702	Del Frisco’s Restaurant Group, Inc.	1 Month LIBOR + 6.000%	8.563	*	6/27/2025	351,225
1,000,000	IRB Holding Corp.	1 Month LIBOR + 3.250%	5.682	*	1/19/2025	956,000
						2,110,465
	FOOD/DRUG RETAILERS - 2.4%
631,000	Albertson’s LLC	1 Month LIBOR + 3.000%	5.522	*	10/29/2025	600,239
1,000,000	BJ’s Wholesale Club, Inc.	1 Month LIBOR + 3.000%	5.432	*	1/27/2024	974,875
						1,575,114
	HEALTH CARE - 3.2%
500,000	Concentra Inc.	1 Month LIBOR + 2.750%	5.130	*	6/1/2022	480,000
749,055	Parexel International Corporation	1 Month LIBOR + 2.750%	5.272	*	8/11/2024	682,577
498,737	U.S. Anesthesia Partners, Inc.	1 Month LIBOR + 3.000%	5.522	*	6/23/2024	479,162
500,000	Verscend Holding Corp.	1 Month LIBOR + 4.500%	7.022	*	8/10/2025	485,000
						2,126,739
	INDUSTRIAL EQUIPMENT - 1.2%
349,112	AI Aqua Merger Sub, Inc.,	1 Month LIBOR + 3.250%	5.772	*	12/13/2023	335,584
451,313	Brookfield WEC Holdings Inc.	1 Month LIBOR + 3.750%	6.272	*	7/26/2025	438,660
						774,244
	LEISURE GOODS - 4.5%
374,058	Alterra Mountain Company	1 Month LIBOR + 3.000%	5.522	*	7/31/2024	359,720
1,000,000	ClubCorp Holdings, Inc.	3 Month LIBOR + 2.750%	5.553	*	9/18/2024	945,830
375,000	Crown Finance US, Inc.	1 Month LIBOR + 2.500%	5.022	*	2/7/2025	355,937
500,000	Delta 2 (Lux) SARL	1 Month LIBOR + 2.500%	5.022	*	2/1/2024	475,103
276,578	Fitness International, LLC	1 Month LIBOR + 3.250%	5.772	*	4/18/2025	266,206
599,116	Hoya Midco, LLC	1 Month LIBOR + 3.500%	6.022	*	6/30/2024	572,156
						2,974,952
	LODGING & CASINOS - 1.5%
995,003	Scientific Games International, Inc.	2 Month LIBOR + 2.750%	5.245	*	8/14/2024	937,079
42,000	Wynn Resorts, Limited	1 Month LIBOR + 2.250%	4.780	*	10/22/2024	39,874
						976,953
	OIL & GAS - 2.0%
250,000	Crestwood Holdings LLC	1 Month LIBOR + 7.500%	9.930	*	3/5/2023	241,146
750,000	GIP III STETSON I, L.P.	3 Month LIBOR + 4.250%	6.695	*	7/18/2025	724,688
396,742	Oryx Southern Delaware Holdings LLC	1 Month LIBOR + 3.250%	5.772	*	2/28/2025	368,970
56,906	Pardus Oil & Gas, LLC		0.000	*	5/13/2022	285
						1,335,089
	PROPERTY & CASUALTY INSURANCE - 1.5%
500,000	Asurion, LLC	1 Month LIBOR + 3.000%	5.522	*	8/4/2022	481,785
498,706	Asurion, LLC	1 Month LIBOR + 3.000%	5.522	*	11/3/2023	479,381
						961,166
	PUBLISHING - 2.7%
593,320	Harland Clarke Holdings Corp.	3 Month LIBOR + 4.750%	7.553	*	10/31/2023	540,144
498,711	Houghton Mifflin Harcourt Publishers, Inc.	1 Month LIBOR + 3.000%	5.522	*	5/29/2021	455,074
497,455	McGraw-Hill Global Education Holdings, LLC	1 Month LIBOR + 4.000%	6.522	*	5/2/2022	451,207
320,350	Springer Science & Business Media S.A.	1 Month LIBOR + 3.500%	6.016	*	8/24/2022	314,543
						1,760,968
	RADIO & TELEVISION - 1.4%
991,845	Univision Communications Inc.	1 Month LIBOR + 2.750%	5.272	*	3/15/2024	902,579

	RETAILERS - 2.0%
900,000	Bass Pro Group, LLC	1 Month LIBOR + 5.000%	7.522	*	11/16/2023	864,900
497,500	Michaels Stores, Inc.	1 Month LIBOR + 2.500%	5.006	*	1/28/2023	476,978
						1,341,878
	SURFACE TRANSPORT - 1.3%
374,063	Omnitracs, LLC	3 Month LIBOR + 2.750%	5.574	*	3/23/2025	354,985
500,000	Savage Enterprises, LLC	1 Month LIBOR + 4.500%	6.880	*	8/1/2025	494,375
						849,360
	TELECOMMUNICATIONS - 3.9%
524,565	CenturyLink, Inc.	1 Month LIBOR + 2.750%	5.272	*	9/30/2022	508,304
1,236	Consolidated Communications, Inc.	1 Month LIBOR + 3.000%	5.530	*	10/5/2023	1,161

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND (Formerly, Catalyst Floating Rate Income Fund)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 79.9% (Continued)
	TELECOMMUNICATIONS - 3.9% (Continued)
$100,000	Global Tel*Link Corporation	3 Month LIBOR + 8.250%	10.956	*	11/9/2026	$97,750
550,000	Global Tel*Link Corporation	3 Month LIBOR + 3.750%	6.956	*	11/20/2025	537,169
500,000	Sprint Communications, Inc.	1 Month LIBOR + 3.000%	5.563	*	2/2/2024	485,000
498,744	West Corporation	3 Month LIBOR + 4.000%	6.527	*	10/3/2024	459,470
498,750	West Corporation	3 Month LIBOR + 3.500%	6.027	*	10/10/2024	457,394
						2,546,248
	UTILITIES - 4.2%
1,000,000	Edgewater Generation, L.L.C.	1 Month LIBOR + 3.750%	6.272	*	11/16/2025	981,250
324,188	Frontera Generation Holdings LLC	1 Month LIBOR + 4.250%	6.629	*	5/2/2025	312,841
590,663	Helix Gen Funding, LLC	1 Month LIBOR + 3.750%	6.272	*	6/3/2024	554,423
457,150	Lightstone Holdco LLC	1 Month LIBOR + 3.750%	6.272	*	1/30/2024	433,913
24,553	Lightstone Holdco LLC	1 Month LIBOR + 3.750%	6.272	*	1/30/2024	23,305
498,734	Talen Energy Supply, LLC	1 Month LIBOR + 4.000%	6.522	*	7/6/2023	493,435
						2,799,167

	TOTAL BANK LOANS (Cost - $54,908,076)					52,777,196

	TOTAL INVESTMENTS - 93.4% (Cost - $64,471,945)					$61,640,290
	OTHER ASSETS LESS LIABILITIES - 6.6%					4,382,310
	NET ASSETS - 100.0%					$66,022,600

*	Floating Rate, rate shown represents the rate at December 31, 2018.

*	Rate shown represents the rate at December 31, 2018, is subject to change and resets daily.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At

+	The value of these securities have been determined in good faith under policies of The Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 17.7%
	BIOTECHNOLOGY - 8.0%
$1,872,000	PDL BioPharma, Inc.	2.750	12/1/2021	$1,905,103

	INVESTMENT COMPANIES - 4.3%
1,055,000	Prospect Capital Corp.	4.950	7/15/2022	1,012,881

	REAL ESTATE INVESTMENT TRUSTS - 4.0%
1,069,000	Colony NorthStar, Inc.	5.000	4/15/2023	941,402

	RETAIL - 1.4%
334,000	EZCORP, Inc.	2.125	6/15/2019	326,812

	TOTAL CONVERTIBLE BONDS - (Cost - $4,239,259)			4,186,198

	CORPORATE BONDS - 77.1%
	AIRLINES - 4.5%
1,128,000	Southwest Airlines Co.	3.000	11/15/2026	1,054,537

	APPAREL - 6.8%
1,910,000	Under Armour, Inc.	3.250	6/15/2026	1,602,728

	AUTO PARTS & EQUIPMENT - 6.2%
787,000	American Axle & Manufacturing, Inc.	6.250	4/1/2025	719,121
791,000	Dana, Inc.	5.500	12/15/2024	739,585
				1,458,706
	BUILDING MATERIALS - 1.7%
439,000	US Concrete, Inc.	6.375	6/1/2024	406,075

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
1,169,310	Community Choice Financial, Inc. ^	10.750	5/1/2019	514,496

	HOME BUILDERS - 3.6%
78,000	Beazer Homes USA, Inc.	7.250	2/1/2023	72,930
865,000	TRI Pointe Group, Inc.	5.875	6/15/2024	775,256
				848,186
	MINING - 4.7%
1,129,000	Hecla Mining Co.	6.875	5/1/2021	1,109,948
3,290,219	MolyCorp., Inc. ^+	10.000	6/1/2020	33
				1,109,981
	OFFICE/BUSINESS EQUIPMENT - 4.6%
1,281,000	Pitney Bowes, Inc.	4.625	3/15/2024	1,088,043

	OIL & GAS - 2.9%
1,017,000	Transocean, Inc.	6.800	3/15/2038	681,390

	OIL & GAS SERVICES - 11.6%
1,902,000	Era Group, Inc.	7.750	12/15/2022	1,835,430
1,298,000	PHI, Inc.	5.250	3/15/2019	895,620
				2,731,050

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 77.1% (Continued)
	PRIVATE EQUITY - 4.5%
$1,086,000	Icahn Enterprises Finance Corp.	5.875	2/1/2022	$1,068,353

	REAL ESTATE INVESTMENT TRUSTS - 7.8%
1,048,000	The GEO Group, Inc.	5.875	1/15/2022	1,024,472
832,000	SITE Centers Corp.	4.250	2/1/2026	817,647
				1,842,119
	RETAIL - 8.3%
940,000	Kohl’s Corp.	3.250	2/1/2023	920,307
1,270,000	L Brands, Inc.	6.750	7/1/2036	1,041,400
				1,961,707
	SEMICONDUCTORS - 7.7%
838,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	900,850
916,000	Amkor Technology, Inc.	6.375	10/1/2022	920,855
8,669,000	Energy Conversion Devices, Inc. ^+#			—
				1,821,705

	TOTAL CORPORATE BONDS (Cost - $25,759,097)			18,189,076

	TOTAL INVESTMENTS - 94.8% (Cost - $29,998,356)			$22,375,274
	OTHER ASSETS LESS LIABILITIES - 5.2%			1,222,932
	NET ASSETS - 100.0%			$23,598,206

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	COMMON STOCK - 40.7%
	COMPUTERS - 3.6%
869	Apple, Inc.	$137,076
4,041	International Business Machines Corp.	459,341
		596,417
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
4,515	Community Choice Financial, Inc. ^+#	—
348,029	Och-Ziff Capital Management Group LLC	320,186
505	PJT Partners, Inc.	19,574
		339,760
	INTERNET - 1.1%
4,155	Match Group, Inc.	177,709

	INVESTMENT COMPANIES - 25.9%
38,487	Apollo Investment Corp.	477,239
10,326	Ares Capital Corp.	160,879
19,263	Compass Diversified Holdings	239,824
19,956	Oaktree Capital Group LLC	793,251
201,359	Oaktree Specialty Lending Corp.	851,749
116,675	PennantPark Investment Corp.	743,220
126,900	Prospect Capital Corp.	800,739
8,470	Solar Capital Ltd.	162,539
		4,229,440
	OFFICE / BUSINESS EQUIPMENT - 0.8%
22,307	Pitney Bowes, Inc.	131,834

	OIL & GAS - 1.9%
1,491	Chevron Corp.	162,206
2,177	Exxon Mobile Corp.	148,450
		310,656
	PRIVATE EQUITY - 4.6%
5,878	Apollo Global Management LLC	144,246
5,251	Blackstone Group LP	156,532
22,801	KKR & Co. LP	447,584
		748,362
	TELECOMMUNICATIONS - 0.7%
2,050	Verizon Communications, Inc.	115,251

	TOTAL COMMON STOCK (Cost - $10,367,811)	6,649,429

	EXCHANGE TRADED FUNDS - 4.1%
	EQUITY FUNDS - 4.1%
16,895	iShares Mortgage Real Estate ETF	674,786
	TOTAL EXCHANGE TRADED FUNDS (Cost - $857,029)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 7.6%
	BIOTECHNOLOGY - 7.6%
$1,226,000	PDL BioPharma, Inc.	2.750	12/1/2021	$1,247,680
	TOTAL CONVERTIBLE BONDS (Cost - $1,208,937)			1,247,680

	CORPORATE BONDS - 35.0%
	AIRLINES - 2.6%
461,000	Southwest Airlines Co.	3.000	11/15/2026	430,977

	APPAREL - 4.9%
955,000	Under Armour, Inc.	3.250	6/15/2026	801,364

	AUTO PARTS & EQUIPMENT - 3.1%
554,000	American Axle & Manufacturing, Inc.	6.250	4/1/2025	506,218

	DIVERSIFIED FINANCIAL SERVICES - 4.0%
1,471,239	Community Choice Financial, Inc. ^	10.750	5/1/2019	647,345

	HOME BUILDERS - 0.2%
35,000	Beazer Homes USA, Inc.	7.250	2/1/2023	32,725

	MINING - 0.0%
2,334,145	Molycorp, Inc. ^+	10.000	6/1/2020	23

	OIL & GAS - 3.9%
953,000	Transocean, Inc.	6.800	3/15/2038	638,510

	REAL ESTATE INVESTEMENT TRUST - 3.4%
563,000	SITE Centers Corp.	4.250	2/1/2026	553,287

	RETAIL - 4.0%
789,000	L Brands, Inc.	6.750	7/1/2036	646,980

	SEMICONDUCTORS - 4.8%
731,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	785,825
5,543,000	Energy Conversion Devices, Inc. ^+#			—
				785,825
	TELECOMMUNICATIONS - 4.1%
633,000	Sprint Capital Corp.	8.750	3/15/2032	669,398

	TOTAL CORPORATE BONDS (Cost - $10,496,454)			5,712,652

	TOTAL INVESTMENTS - 87.4% (Cost - $22,930,231)			$14,284,547
	OTHER ASSETS LESS LIABILITIES - 12.6%			2,057,174
	NET ASSETS - 100.0%			$16,341,721

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.8%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION (a) - 6.4%
$12,175	Freddie Mac REMICS		3.000		9/15/2025	$12,165
320,889	Freddie Mac REMICS (b)		6.500		12/15/2037	76,885
64,136	Freddie Mac REMICS	(-2.4xlibor01m)+1440bps	8.508	*	12/15/2032	75,034
53,656	Freddie Mac REMICS (b)		4.000		8/15/2040	6,487
902,325	Freddie Mac REMICS (b)	(-1xlibor01m)+658bps	4.125	*	9/15/2036	156,310
2,387,331	Freddie Mac REMICS (b)	(-1xlibor01m)+660bps	4.145	*	12/15/2039	229,549
949,118	Freddie Mac REMICS (b)	(-1xlibor01m)+665bps	4.195	*	4/15/2036	145,841
151,875	Freddie Mac Strips (b)		7.000		4/1/2027	33,661
						735,932
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (a) - 28.9%
776,430	Fannie Mae Interest Strip (b)		4.500		11/25/2039	160,784
1,195,307	Fannie Mae Interest Strip (b)		4.500		11/25/2039	265,760
407,489	Fannie Mae Interest Strip (b)		5.000		3/25/2041	93,112
2,504,928	Fannie Mae Interest Strip (b)		5.000	**	8/25/2035	550,619
1,148,423	Fannie Mae Interest Strip (b)		5.000		11/25/2040	264,443
49,659	Fannie Mae Interest Strip (b)		7.500		7/25/2022	4,806
17,469	Fannie Mae Interest Strip (b)		7.500	**	9/25/2037	4,546
37,428	Fannie Mae Interest Strip (b)		8.000		7/25/2024	6,035
50,153	Fannie Mae Interest Strip (b)		8.500		10/25/2025	9,068
395,988	Fannie Mae Interest Strip (b)		5.000		1/25/2038	83,836
392,836	Fannie Mae Interest Strip (b)		6.000		7/25/2035	102,626
151,720	Fannie Mae REMIC Trust 2005-W2		—		5/25/2035	138,980
22,501	Fannie Mae REMICS	(-2xlibor01m)+1424bps	9.227	*	7/25/2034	25,977
5,043,654	Fannie Mae REMICS (b)		3.000		2/25/2033	687,291
410,163	Fannie Mae REMICS (b)	(-90xlibor01m)+5355bps	4.500	*	12/25/2041	88,167
272,042	Fannie Mae REMICS (b)	(-1xlibor01m)+587bps	3.364	*	8/25/2037	38,268
111,666	Fannie Mae REMICS (b)	(-1xlibor01m)+616bps	3.654	*	10/25/2042	17,478
491,026	Fannie Mae REMICS (b)	(-1xlibor01m)+715bps	4.644	*	7/25/2037	95,175
292,294	Fannie Mae REMICS (b)	(-1xlibor01m)+760bps	5.094	*	4/25/2034	63,045
193,873	Fannie Mae REMICS (b)	(-1xlibor01m)+800bps	5.494	*	9/25/2023	18,433
1,672,998	Fannie Mae REMICS (b)	(-1xlibor01m)+825bps	5.744	*	6/25/2033	376,565
141,194	Fannie Mae REMICS (b)		6.500		5/25/2033	31,642
186,655	Fannie Mae Trust 2005-W3	(1xlibor01m)+22bps	2.726	*	3/25/2045	185,924
						3,312,580
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.5%
7,405	Government National Mortgage Association	(-3.25xlibor01m)+2633bps	18.346	*	11/16/2024	8,995
45,936	Government National Mortgage Association	(-1xlibor01m)+898bps	6.519	*	4/20/2034	46,403
						55,398

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $3,985,167)					4,103,910

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATIONS - 45.7%
450,000	FREMF 2010-K9 Mortgage Trust #		5.207	*	8/25/2020	464,010
2,655,000	FREMF 2012-K710 Mortgage Trust #		3.817	*	6/25/2047	2,653,347
645,000	FREMF 2012-K711 Mortgage Trust #		3.558	*	8/25/2045	644,912
1,085,000	FREMF 2013-K712 Mortgage Trust #		3.358	*	5/25/2045	1,084,165
383,000	FREMF 2015-K50 Mortgage Trust #		3.779	*	10/25/2048	380,611
1,536	ML Trust XLIV		9.000		8/20/2020	1,571
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,271,001)					5,228,616

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Principal			Coupon%	Maturity Date	Value
	MORTGAGE NOTES - 3.8%
$84,500	ADL1084-17 +^		8.000	9/1/2019	$84,500
97,500	LAN0136-17 +^		8.000	5/1/2019	97,500
105,000	ORL1111-17 +^		8.000	1/1/2019	105,000
150,000	SPD0400-16 +^		8.000	6/1/2019	150,000
	TOTAL MORTGAGE NOTES (Cost - $437,000)				437,000

	TOTAL INVESTMENTS - 85.3% (Cost - $9,693,168)				$9,769,526
	OTHER ASSETS LESS LIABILITIES - 14.7%				1,686,744
	NET ASSETS - 100.0%				$11,456,270

Long			Notional		Unrealized
Contracts		Counterparty	Value ($)	Maturity Date	Appreciation
	LONG FUTURES CONTRACTS - 0.2%
16	US 10 Year Note Future	Wedbush	1,952,250	March-2019	$25,187
	Net Unrealized Appreciation from Open Long Futures Contracts				$25,187

Short			Notional		Unrealized
Contracts		Counterparty	Value ($)	Maturity Date	Depreciation
	SHORT FUTURES CONTRACTS - (0.4)%
(4)	90 Day Euro$ Future	Wedbush	(972,900)	March-2019	$(1,400)
(4)	90 Day Euro$ Future	Wedbush	(973,150)	June-2019	(3,063)
(4)	90 Day Euro$ Future	Wedbush	(973,400)	September-2019	(4,300)
(4)	90 Day Euro$ Future	Wedbush	(973,500)	December-2019	(3,075)
(20)	US 2 Year Note Future	Wedbush	(4,246,250)	March-2019	(28,186)
	Net Unrealized Depreciation from Open Short Futures Contracts				$(40,024)

*	Floating or variable rate security; rate shown represents the rate at December 31, 2018.

**	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

+	The value of these securities have been determined in good faith under policies of The Board of Trustees. The total of these securities is $437,000 or 3.8% of net assets.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2018, these securities amounted to $5,227,045 or 45.6% of net assets.

^	The security is illiquid; total illiquid securities represent 3.8% of net assets.

REMICS - Real Estate Mortgage Investment Conduit.

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	IO- Interest Only.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2018

		Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH	Catalyst/Stone
	Catalyst Insider	Global Balanced	Floating Rate	Catalyst/SMH	Total Return	Beach Income
	Income Fund	Fund	Income Fund	High Income Fund	Income Fund	Opportunity Fund

ASSETS:
Investment in Securities, at Cost	$5,622,874	$20,744,620	$64,471,945	$29,998,356	$22,930,231	$9,693,168
Investment in Securities, at Value	$5,591,955	$20,959,825	$61,640,290	$22,375,274	$14,284,547	$9,769,526
Receivable for securities sold	106,685	—	7,832,175	—	—	989,081
Receivable for Fund shares sold	111,477	320,438	274,645	—	—	313,080
Dividends and interest receivable	64,483	246,970	532,203	335,599	189,197	109,471
Cash	—	861,724	2,745,905	929,889	1,998,153	954,024
Futures unrealized appreciation	—	—	—	—	—	25,187
Due from Manager	4,875	—	—	—	—	—
Deposits with Broker	—	—	—	—	—	73,049
Prepaid expenses and other assets	12,947	20,239	70,994	23,626	22,806	5,539
Total Assets	5,892,422	22,409,196	73,096,212	23,664,388	16,494,703	12,238,957

LIABILITIES:
Options written (premiums received $0, $20,784, $0, $0, $0, $0)	—	4,400	—	—	—	—
Management fees payable	—	5,597	49,105	11,853	6,577	2,419
Due to custodian	59,468	—	—	—	—	705,296
Due to Broker	—	—	—	—	—	20,124
Payable for securities purchased	—	391,839	6,730,563	—	—	—
Payable for Fund shares redeemed	—	147,720	254,842	20,133	109,424	12
Futures unrealized depreciation	—	—	—	—	—	40,024
Payable to related parties	4,344	6,904	10,274	6,399	3,845	7,064
Trustee fee payable	2,652	2,643	2,416	2,664	2,661	2,658
Compliance Officer fees payable	—	—	—	695	93	—
Accrued 12b-1 fees	497	23,855	24,460	9,724	14,707	77
Accrued expenses and other liabilities	1,126	1,664	1,952	14,714	15,675	5,013
Total Liabilities	68,087	584,622	7,073,612	66,182	152,982	782,687

Net Assets	$5,824,335	$21,824,574	$66,022,600	$23,598,206	$16,341,721	$11,456,270

NET ASSETS CONSIST OF:
Paid in capital	$5,879,758	$21,740,690	$76,472,684	$57,894,151	$40,375,203	$11,795,258
Accumulated earnings (loss)	(55,423)	83,884	(10,450,084)	(34,295,945)	(24,033,482)	(338,988)
Net Assets	$5,824,335	$21,824,574	$66,022,600	$23,598,206	$16,341,721	$11,456,270

Class A
Net Assets	$554,926	$4,356,224	$14,563,130	$10,571,998	$3,360,353	$119,809
Shares of beneficial interest outstanding (a)	59,447	400,550	1,574,987	2,856,513	859,801	12,730
Net asset value per share (Net assets/shares outstanding)	$9.33	$10.88	$9.25	$3.70	$3.91	$9.41
Maximum offering price per share (b)	$9.80	$11.54	$9.71	$3.88	$4.15	$9.88
Minimum redemption price per share (c)	$9.24	$10.77	$9.16	$3.66	$3.87	$9.32

Class C
Net Assets	$235,303	$5,630,969	$9,827,838	$7,800,542	$7,319,996	$155,736
Shares of beneficial interest outstanding (a)	25,191	523,636	1,066,263	2,105,217	1,874,341	16,608
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.34	$10.75	$9.22	$3.71	$3.91	$9.38

Class I
Net Assets	$5,034,106	$11,837,381	$41,631,632	$5,225,666	$5,661,372	$11,180,725
Shares of beneficial interest outstanding (a)	539,018	1,085,636	4,496,083	1,410,404	1,451,238	1,191,401
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.34	$10.90	$9.26	$3.71	$3.90	$9.38

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst/MAP Global Balanced Fund and the Catalyst/SMH Total Return Income Fund which imposes 5.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2018

		Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH	Catalyst/Stone
	Catalyst Insider	Global Balanced	Floating Rate	Catalyst/SMH	Total Return	Beach Income
	Income Fund	Fund	Income Fund	High Income Fund	Income Fund	Opportunity Fund

Investment Income:
Interest Income	$56,044	$175,278	$1,594,066	$989,070	$419,917	$307,811
Dividend Income	—	121,426	44,990	—	351,857	—
Foreign tax withheld	—	(3,651)	—	—	—	—
Total Investment Income	56,044	293,053	1,639,056	989,070	771,774	307,811

Operating Expenses:
Investment management fees	16,938	113,923	295,675	137,651	94,564	67,690
12b-1 Fees:
Class A	378	6,260	16,410	16,811	4,860	194
Class C	367	28,705	48,668	44,506	40,696	811
Administration fees	9,977	15,966	28,770	15,783	13,333	17,293
Registration fees	9,034	16,231	24,157	19,238	20,148	4,028
Audit fees	7,183	7,435	7,183	7,183	7,183	7,310
Trustees’ fees	5,294	5,294	6,041	5,294	5,294	5,294
Legal fees	5,090	3,826	4,364	4,055	4,089	5,887
Management services fees	2,940	5,254	9,615	5,824	4,790	3,820
Compliance officer fees	2,745	4,461	5,252	4,541	4,420	5,746
Custody fees	2,420	2,420	2,521	2,420	2,442	4,864
Networking fees	2,045	6,975	15,804	7,480	6,510	3,294
Printing expense	1,004	3,033	3,575	5,595	4,039	993
Transfer Agent fees	243	1,380	3,236	2,528	1,225	56
Insurance expense	39	366	366	505	355	121
Miscellaneous expense	1,008	1,009	1,175	997	1,011	1,034
Total Operating Expenses	66,705	222,538	472,812	280,411	214,959	128,435
Less: Expenses waived/reimbursed by Manager	(53,183)	(53,721)	(78,558)	(52,935)	(45,743)	(56,401)
Net Operating Expenses	13,522	168,817	394,254	227,476	169,216	72,034

Net Investment Income	42,522	124,236	1,244,802	761,594	602,558	235,777

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	22,668	6,916	(879,448)	727,765	671,564	114,528
Options purchased	—	—	—	—	—	(61,960)
Options written	—	—	—	—	—	5,317
Futures	—	—	—	—	—	(138,965)
Foreign currency transactions	—	(1,214)	—	—	—	—
Net realized gain (loss)	22,668	5,702	(879,448)	727,765	671,564	(81,080)

Net change in unrealized appreciation (depreciation) on:
Investments	(59,783)	(924,643)	(1,952,164)	(2,119,343)	(2,670,525)	7,979
Options purchased	—	—	—	—	—	651
Options written	—	14,000	—	—	—	9
Futures	—	—	—	—	—	(15,162)
Foreign currency translations	—	869	—	—	—	(13)
Net change in unrealized depreciation	(59,783)	(909,774)	(1,952,164)	(2,119,343)	(2,670,525)	(6,536)

Net Realized and Unrealized Loss on Investments	(37,115)	(904,072)	(2,831,612)	(1,391,578)	(1,998,961)	(87,616)

Net Increase (Decrease) in Net Assets Resulting From Operations	$5,407	$(779,836)	$(1,586,810)	$(629,984)	$(1,396,403)	$148,161

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Unaudited)

			Catalyst/MAP Global
	Catalyst Insider Income Fund		Balanced Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018	December 31, 2018	June 30, 2018
Operations:	(Unaudited)		(Unaudited)
Net investment income	$42,522	$55,749	$124,236	$304,320
Net realized gain (loss) on investments	22,668	(10,233)	5,702	1,619,396
Net change in unrealized appreciation (depreciation) on investments	(59,783)	38,949	(909,774)	(986,650)
Net increase (decrease) in net assets resulting from operations	5,407	84,465	(779,836)	937,066

Distributions to Shareholders from:
Net investment income
Class A	—	(18,912)	—	(98,885)
Class C	—	(3,008)	—	(76,678)
Class I	—	(33,427)	—	(242,434)
Net realized gains
Class A	—	—	—	(74,637)
Class C	—	—	—	(86,501)
Class I	—	—	—	(147,482)
Total Distributions *
Class A	(3,212)	—	(305,046)	—
Class C	(385)	—	(358,699)	—
Class I	(38,882)	—	(812,415)	—
Total distributions to shareholders	(42,479)	(55,347)	(1,476,160)	(726,617)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	444,090	20,000	548,389	1,200,993
Class C	213,460	3,362	519,197	1,533,352
Class I	3,753,831	1,666,464	1,968,284	6,708,175
Reinvestment of distributions
Class A	3,019	13,386	260,982	143,041
Class C	386	2,591	306,931	137,288
Class I	31,500	26,891	690,285	326,576
Cost of shares redeemed
Class A	(29,460)	(1,448,694)	(1,320,219)	(8,468,731)
Class C	(18,991)	(375,580)	(526,808)	(1,984,427)
Class I	(897,890)	(16,673)	(1,627,161)	(1,158,463)
Net increase (decrease) in net assets from share transactions of beneficial interest	3,499,945	(108,253)	819,880	(1,562,196)

Total Increase (Decrease) in Net Assets	3,462,873	(79,135)	(1,436,116)	(1,351,747)

Net Assets:
Beginning of period	2,361,462	2,440,597	23,260,690	24,612,437
End of period **	$5,824,335	$2,361,462	$21,824,574	$23,260,690

Share Activity:
Class A
Shares Sold	47,249	2,128	45,661	99,295
Shares Reinvested	322	1,439	23,315	11,803
Shares Redeemed	(3,158)	(155,810)	(110,394)	(702,058)
Net increase (decrease) in shares of Beneficial interest	44,413	(152,243)	(41,418)	(590,960)

Class C
Shares Sold	22,773	362	47,069	127,976
Shares Reinvested	41	279	27,779	11,433
Shares Redeemed	(2,028)	(40,310)	(44,840)	(165,242)
Net increase (decrease) in shares of Beneficial interest	20,786	(39,669)	30,008	(25,833)

Class I
Shares Sold	399,109	179,179	166,333	554,315
Shares Reinvested	3,359	2,882	61,574	26,902
Shares Redeemed	(95,673)	(1,790)	(137,374)	(94,987)
Net increase in shares of Beneficial interest	306,795	180,271	90,533	486,230

*	Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment income of $780 for Catalyst Insider Income and ($114,605) for Catalyst/MAP Global Balanced as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Catalyst/CIFC Floating
	Rate Income Fund		Catalyst/SMH High Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018	December 31, 2018	June 30, 2018
Operations:	(Unaudited)		(Unaudited)
Net investment income	$1,244,802	$1,290,678	$761,594	$1,631,165
Net realized gain (loss) on investments	(879,448)	(669,487)	727,765	315,694
Net change in unrealized appreciation on investments	(1,952,164)	1,188,872	(2,119,343)	222,814
Net increase (decrease) in net assets resulting from operations	(1,586,810)	1,810,063	(629,984)	2,169,673

Distributions to Shareholders from:
Net investment income
Class A	—	(328,743)	—	(849,932)
Class C	—	(269,613)	—	(460,733)
Class I	—	(637,082)	—	(330,583)
Total Distributions *
Class A	(266,804)	—	(367,171)	—
Class C	(158,423)	—	(219,693)	—
Class I	(790,845)	—	(159,508)	—
Total distributions to shareholders	(1,216,072)	(1,235,438)	(746,372)	(1,641,248)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	4,755,731	7,288,712	77,399	4,251,889
Class C	3,014,962	3,748,766	882,766	903,461
Class I	35,746,556	28,592,210	1,301,139	4,231,575
Reinvestment of distributions
Class A	207,537	237,896	185,051	449,429
Class C	129,092	226,155	122,280	268,807
Class I	630,114	595,827	86,627	158,401
Cost of shares redeemed
Class A	(1,857,928)	(2,454,964)	(3,920,933)	(10,333,696)
Class C	(2,359,401)	(2,318,616)	(1,958,796)	(2,745,988)
Class I	(22,883,149)	(10,198,772)	(1,016,857)	(11,400,288)
Net increase (decrease) in net assets from share transactions of beneficial interest	17,383,514	25,717,214	(4,241,324)	(14,216,410)

Total Increase (Decrease) in Net Assets	14,580,632	26,291,839	(5,617,680)	(13,687,985)

Net Assets:
Beginning of period	51,441,968	25,150,129	29,215,886	42,903,871
End of period **	$66,022,600	$51,441,968	$23,598,206	$29,215,886

Share Activity:
Class A
Shares Sold	497,938	754,547	19,890	1,071,440
Shares Reinvested	21,773	24,882	47,964	113,968
Shares Redeemed	(194,300)	(255,981)	(1,006,450)	(2,627,302)
Net increase (decrease) in shares of Beneficial interest	325,411	523,448	(938,596)	(1,441,894)

Class C
Shares Sold	317,390	392,266	226,339	230,191
Shares Reinvested	13,582	23,764	31,777	68,041
Shares Redeemed	(248,021)	(243,981)	(503,349)	(695,452)
Net increase (decrease) in shares of Beneficial interest	82,951	172,049	(245,233)	(397,220)

Class I
Shares Sold	3,718,217	2,958,734	336,890	1,068,498
Shares Reinvested	66,022	62,227	22,574	40,105
Shares Redeemed	(2,408,931)	(1,064,298)	(262,153)	(2,921,869)
Net increase (decrease) in shares of Beneficial interest	1,375,308	1,956,663	97,311	(1,813,266)

*	Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment income of $57,609 for Catalyst/CIFC Floating Rate Income and $6,838 for Catalyst/SMH High Income as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Catalyst/SMH Total		Catalyst/Stone Beach
	Return Income Fund		Income Opportunity Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018	December 31, 2018	June 30, 2018
Operations:	(Unaudited)		(Unaudited)
Net investment income	$602,558	$1,482,274	$235,777	$216,377
Net realized gain (loss) on investments	671,564	46,696	(81,080)	(35,638)
Net change in unrealized appreciation (depreciation) on investments	(2,670,525)	(372,591)	(6,536)	(953)
Net increase (decrease) in net assets resulting from operations	(1,396,403)	1,156,379	148,161	179,786

Distributions to Shareholders from:
Net investment income
Class A	—	(300,533)	—	(6,745)
Class C	—	(522,178)	—	(5,034)
Class I	—	(550,504)	—	(206,650)
Total Distributions *
Class A	(129,949)	—	(4,260)	—
Class C	(243,341)	—	(4,186)	—
Class I	(237,845)	—	(342,466)	—
Total distributions to shareholders	(611,135)	(1,373,215)	(350,912)	(218,429)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	276,272	3,327,427	—	97,113
Class C	376,196	433,276	2,633	186,898
Class I	197,790	3,131,593	3,903,877	6,051,824
Reinvestment of distributions
Class A	64,190	151,091	3,539	6,156
Class C	198,869	434,992	4,186	5,005
Class I	80,525	206,764	320,018	185,920
Cost of shares redeemed
Class A	(735,335)	(8,081,479)	(50,444)	(593,905)
Class C	(579,328)	(2,369,046)	(38,290)	(178,409)
Class I	(1,184,122)	(6,029,325)	(1,372,791)	(1,746,975)
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,304,943)	(8,794,707)	2,772,728	4,013,627

Total Increase (Decrease) in Net Assets	(3,312,481)	(9,011,543)	2,569,977	3,974,984

Net Assets:
Beginning of period	19,654,202	28,665,745	8,886,293	4,911,309
End of period **	$16,341,721	$19,654,202	$11,456,270	$8,886,293

Share Activity:
Class A
Shares Sold	64,597	725,499	—	10,066
Shares Reinvested	14,922	33,548	374	638
Shares Redeemed	(168,100)	(1,778,860)	(5,321)	(61,460)
Net decrease in shares of Beneficial interest	(88,581)	(1,019,813)	(4,947)	(50,756)

Class C
Shares Sold	88,465	94,700	275	19,335
Shares Reinvested	46,330	96,607	444	521
Shares Redeemed	(133,951)	(529,956)	(4,007)	(18,579)
Net increase (decrease) in shares of Beneficial interest	844	(338,649)	(3,288)	1,277

Class I
Shares Sold	46,317	698,841	409,320	629,034
Shares Reinvested	18,786	45,821	33,915	19,355
Shares Redeemed	(275,895)	(1,320,397)	(144,369)	(181,513)
Net increase (decrease) in shares of Beneficial interest	(210,792)	(575,735)	298,866	466,876

*	Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment income of ($65,596) for Catalyst/SMH Total Return Income and $122,999 for Catalyst/Stone Beach Income Opportunity as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.38		$9.27	$9.14	$9.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.11		0.20	0.19	0.21	0.18
Net realized and unrealized gain (loss) on investments	(0.07)		0.10	0.11	(0.45)	(0.42)
Total from investment operations	0.04		0.30	0.30	(0.24)	(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.19)	(0.17)	(0.21)	(0.17)
Total distributions	(0.09)		(0.19)	(0.17)	(0.21)	(0.17)

Net asset value, end of year/period	$9.33		$9.38	$9.27	$9.14	$9.59

Total return (C)	0.45	% (D)	3.28%	3.29%	(2.47)%	(2.32	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$555		$141	$1,551	$386	$413
Ratios to average net assets
Expenses, before waiver and reimbursement	4.14	% (E)	4.17%	6.09%	7.88%	14.20	% (E)
Expenses, net waiver and reimbursement	1.00	% (E)	1.00%	1.11%	1.45%	1.45	% (E)
Net investment loss, before waiver and reimbursement	(0.84	)% (E)	(1.07)%	(2.96)%	(4.13)%	(10.73	)% (E)
Net investment income, net waiver and reimbursement	2.30	% (E)	2.10%	2.01%	2.34%	2.02	% (E)
Portfolio turnover rate	68	% (D)	34%	35%	52%	58	% (D)

	Class C
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.37		$9.25	$9.14	$9.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07		0.13	0.13	0.15	0.10
Net realized and unrealized gain (loss) on investments	(0.05)		0.11	0.09	(0.45)	(0.40)
Total from investment operations	0.02		0.24	0.22	(0.30)	(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.12)	(0.11)	(0.15)	(0.11)
Total distributions	(0.05)		(0.12)	(0.11)	(0.15)	(0.11)

Net asset value, end of year/period	$9.34		$9.37	$9.25	$9.14	$9.59

Total return (C)	0.24	% (D)	2.63%	2.45%	(3.16)%	(2.94	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$235		$41	$408	$90	$29
Ratios to average net assets
Expenses, before waiver and reimbursement	4.89	% (E)	4.92%	6.84%	8.63%	14.95	% (E)
Expenses, net waiver and reimbursement	1.75	% (E)	1.75%	1.86%	2.20%	2.20	% (E)
Net investment loss, before waiver and reimbursement	(1.59	)% (E)	(1.85)%	(3.72)%	(4.79)%	(11.66	)% (E)
Net investment income, net waiver and reimbursement	1.55	% (E)	1.32%	1.36%	1.68%	1.09	% (E)
Portfolio turnover rate	68	% (D)	34%	35%	52%	58	% (D)

(A)	The Catalyst Insider Income Fund Class A, Class C and Class I shares commenced operations on July 29, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.38		$9.27	$9.14	$9.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.12		0.23	0.20	0.23	0.19
Net realized and unrealized gain (loss) on investments	(0.05)		0.10	0.12	(0.45)	(0.40)
Total from investment operations	0.07		0.33	0.32	(0.22)	(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.22)	(0.19)	(0.23)	(0.20)
Total distributions	(0.11)		(0.22)	(0.19)	(0.23)	(0.20)

Net asset value, end of year/period	$9.34		$9.38	$9.27	$9.14	$9.59

Total return (C)	0.76	% (D)	3.65%	3.52%	(2.22)%	(2.10	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,034		$2,179	$482	$208	$335
Ratios to average net assets
Expenses, before waiver and reimbursement	3.89	% (E)	4.42%	5.84%	7.63%	13.95	% (E)
Expenses, net waiver and reimbursement	0.75	% (E)	0.75%	0.86%	1.20%	1.20	% (E)
Net investment loss, before waiver and reimbursement	(0.60	)% (E)	(1.19)%	(3.29)%	(3.77)%	(10.58	)% (E)
Net investment income, net waiver and reimbursement	2.54	% (E)	2.48%	2.18%	2.55%	2.17	% (E)
Portfolio turnover rate	68	% (D)	34%	35%	52%	58	% (D)

(A)	The Catalyst Insider Income Fund Class A, Class C and Class I shares commenced operations on July 29, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of year	$12.06		$11.96	$11.42	$11.50	$12.09	$10.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.14	0.21	0.16	0.17	0.16
Net realized and unrealized gain (loss) on investments	(0.46)		0.35	0.77	(0.05)	(0.25)	1.50
Total from investment operations	(0.39)		0.49	0.98	0.11	(0.08)	1.66

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.22)	(0.21)	(0.15)	(0.16)	(0.21)
From net realized gains on investments	(0.70)		(0.17)	(0.23)	(0.04)	(0.35)	(0.24)
Total distributions	(0.79)		(0.39)	(0.44)	(0.19)	(0.51)	(0.45)

Net asset value, end of year	$10.88		$12.06	$11.96	$11.42	$11.50	$12.09

Total return (B)	(3.40	)% (C)	4.10%	8.82%	1.00%	(0.57)%	15.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,356		$5,332	$12,351	$12,906	$14,233	$14,158
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.90	% (E)	1.87%	1.74%	1.83%	1.76%	1.83%
Expenses, net waiver and reimbursement (D)	1.41	% (E)	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income, before waiver and reimbursement (D,F)	0.60	% (E)	0.84%	1.62%	1.09%	1.25%	1.07%
Net investment income, net waiver and reimbursement (D,F)	1.09	% (E)	1.16%	1.81%	1.38%	1.46%	1.36%
Portfolio turnover rate	3	% (C)	42%	50%	15%	48%	42%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of year	$11.96		$11.88	$11.36	$11.45	$12.04	$10.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03		0.07	0.12	0.08	0.07	0.07
Net realized and unrealized gain (loss) on investments	(0.47)		0.33	0.76	(0.06)	(0.22)	1.50
Total from investment operations	(0.44)		0.40	0.88	0.02	(0.15)	1.57

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.15)	(0.13)	(0.07)	(0.09)	(0.13)
From net realized gains on investments	(0.70)		(0.17)	(0.23)	(0.04)	(0.35)	(0.24)
Total distributions	(0.77)		(0.32)	(0.36)	(0.11)	(0.44)	(0.37)

Net asset value, end of year	$10.75		$11.96	$11.88	$11.36	$11.45	$12.04

Total return (B)	(3.87	)% (C)	3.34%	7.93%	0.25%	(1.24)%	14.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$5,631		$5,904	$6,169	$6,843	$4,186	$4,616
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.65	% (E)	2.62%	2.49%	2.58%	2.51%	2.58%
Expenses, net waiver and reimbursement (D)	2.16	% (E)	2.30%	2.30%	2.30%	2.30%	2.30%
Net investment income, before waiver and reimbursement (D,F)	(0.12	)% (E)	0.30%	0.86%	0.44%	0.43%	0.36%
Net investment income, net waiver and reimbursement (D,F)	0.37	% (E)	0.62%	1.05%	0.71%	0.64%	0.64%
Portfolio turnover rate	3	% (C)	42%	50%	15%	48%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower. Not annualized.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Annualized.

(F)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of year/period	$12.08		$11.97	$11.43	$11.51	$12.09	$12.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.10		0.23	0.29	0.27	0.22	0.01
Net realized and unrealized gain (loss) on investments	(0.48)		0.31	0.72	(0.13)	(0.26)	0.05
Total from investment operations	(0.38)		0.54	1.01	0.14	(0.04)	0.06

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.26)	(0.24)	(0.18)	(0.19)	(0.10)
From net realized gains on investments	(0.70)		(0.17)	(0.23)	(0.04)	(0.35)	—
Total distributions	(0.80)		(0.43)	(0.47)	(0.22)	(0.54)	(0.10)

Net asset value, end of year/period	$10.90		$12.08	$11.97	$11.43	$11.51	$12.09

Total return (C)	(3.34	)% (D)	4.48%	9.05%	1.25%	(0.24)%	0.51	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$11,837		$12,025	$6,093	$2,481	$156	$121
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.65	% (F)	1.62%	1.49%	1.58%	1.51%	1.66	% (F)
Expenses, net waiver and reimbursement (E)	1.16	% (F)	1.25%	1.25%	1.25%	1.25%	1.25	% (F)
Net investment income, before waiver and reimbursement (E,G)	0.94	% (F)	1.43%	2.14%	2.14%	1.59%	1.35	% (F)
Net investment income, net waiver and reimbursement (E,G)	1.43	% (F)	1.80%	2.38%	2.32%	1.85%	1.76	% (F)
Portfolio turnover rate	3	% (D)	42%	50%	15%	48%	42	% (D)

(A)	Catalyst/MAP Global Balanced Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Annualized.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Floating Rate Income Fund (Formerly, Catalyst Floating Rate Income Fund)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of year/period	$9.61		$9.31	$8.84		$10.10		$10.63	$10.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.20		0.41	0.34		0.45		0.53	0.45
Net realized and unrealized gain (loss) on investments	(0.37)		0.28	0.51		(1.12)		(0.53)	0.40
Total from investment operations	(0.17)		0.69	0.85		(0.67)		0.00	0.85

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.39)	(0.38)		(0.41)		(0.52)	(0.41)
From net realized gains on investments	—		—	—		—		(0.01)	(0.00	) (B)
From return of capital	—		—	—		(0.18)		—	—
Total distributions	(0.19)		(0.39)	(0.38)		(0.59)		(0.53)	(0.41)

Net asset value, end of year/period	$9.25		$9.61	$9.31		$8.84		$10.10	$10.63

Total return (C)	(1.80	)% (I)	7.54%	9.66	% (D)	(6.62	)% (D)	0.11%	8.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$14,563		$12,004	$6,764		$6,264		$25,008	$31,621
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,F)	1.63	% (J)	1.84%	1.83%		1.77%		1.59%	1.65%
Expenses, net waiver and reimbursement (E,F)	1.36	% (J)	1.40%	1.39%		1.48%		1.45%	1.40%
Net investment income, before waiver and reimbursement (E,H)	3.90	% (J)	3.88%	3.24%		4.45%		5.01%	4.01%
Net investment income, net waiver and reimbursement (E,H)	4.17	% (J)	4.32%	3.67%		4.74%		5.12%	4.25%
Portfolio turnover rate	97	% (I)	163%	176%		44%		102%	92%

	Class C
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of year/period	$9.58		$9.29	$8.82		$10.07		$10.60	$10.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.16		0.34	0.29		0.31		0.45	0.36
Net realized and unrealized gain (loss) on investments	(0.36)		0.27	0.49		(1.05)		(0.52)	0.40
Total from investment operations	(0.20)		0.61	0.78		(0.74)		(0.07)	0.76

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.32)	(0.31)		(0.35)		(0.45)	(0.35)
From net realized gains on investments	—		—	—		—		(0.01)	(0.00	) (B)
From return of capital	—		—	—		(0.16)		—	—
Total distributions	(0.16)		(0.32)	(0.31)		(0.51)		(0.46)	(0.35)

Net asset value, end of year/period	$9.22		$9.58	$9.29		$8.82		$10.07	$10.60

Total return (C)	(2.17	)% (I)	6.64%	8.88	% (D)	(7.24	)% (D)	(0.64)%	7.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$9,828		$9,417	$7,534		$5,284		$6,938	$8,874
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,G)	2.38	% (J)	2.59%	2.58%		2.54%		2.34%	2.42%
Expenses, net waiver and reimbursement (E,G)	2.11	% (J)	2.15%	2.14%		2.22%		2.20%	2.17%
Net investment income, before waiver and reimbursement (E,H)	3.11	% (J)	3.13%	2.65%		3.00%		4.21%	3.25%
Net investment income, net waiver and reimbursement (E,H)	3.38	% (J)	3.59%	3.07%		3.31%		4.34%	3.45%
Portfolio turnover rate	97	% (I)	163%	176%		44%		102%	92%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes increase from payments made by affiliated parties of 0.34% and 0.53% for the A shares and 0.34% and 0.53% for the C shares for June 30, 2017 and 2016 related to the pricing errors reimbursement. Without these transactions, total return would have been 9.32% and (7.15)% for the A shares and 8.54% and (7.77)% for the C shares for June 30, 2017 and 2016.

(E)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement	1.63	% (J)	1.79%	1.78%	1.70%	1.59%	1.65%
	Expenses, net waiver and reimbursement	1.36	% (J)	1.35%	1.35%	1.41%	1.45%	1.40%

(G)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement	2.38	% (J)	2.57%	2.52%	2.46%	2.34%	2.42%
	Expenses, net waiver and reimbursement	2.11	% (J)	2.10%	2.10%	2.15%	2.20%	2.17%

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Floating Rate Income Fund (Formerly, Catalyst Floating Rate Income Fund) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of year/period	$9.62		$9.32	$8.84		$10.09		$10.63	$10.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.21		0.44	0.42		0.50		0.55	0.47
Net realized and unrealized gain (loss) on investments	(0.37)		0.27	0.46		(1.13)		(0.53)	0.40
Total from investment operations	(0.16)		0.71	0.88		(0.63)		0.02	0.87

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.41)	(0.40)		(0.43)		(0.55)	(0.43)
From net realized gains on investments	—		—	—		—		(0.01)	(0.00	) (B)
From return of capital	—		—	—		(0.19)		—	—
Total distributions	(0.20)		(0.41)	(0.40)		(0.62)		(0.56)	(0.43)

Net asset value, end of year/period	$9.26		$9.62	$9.32		$8.84		$10.09	$10.63

Total return (C)	(1.67	)% (H)	7.79%	10.05	% (D)	(6.27	)% (D)	0.27%	8.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$41,632		$30,021	$10,853		$4,272		$31,640	$30,817
Ratios to average net assets
Expenses, before waiver and reimbursement (E,F)	1.37	% (I)	1.56%	1.58%		1.47%		1.34%	1.35%
Expenses, net waiver and reimbursement (E,F)	1.11	% (I)	1.15%	1.14%		1.22%		1.20%	1.10%
Net investment income, before waiver and reimbursement (E,G)	4.18	% (I)	4.14%	4.17%		4.94%		5.24%	4.14%
Net investment income, net waiver and reimbursement (E,G)	4.44	% (I)	4.55%	4.54%		5.19%		5.38%	4.48%
Portfolio turnover rate	97	% (H)	163%	176%		44%		102%	92%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes increase from payments made by affiliated parties of 0.34% and 0.64% related to the pricing errors reimbursement for June 31, 2017 and 2016. Without these transactions, total return would have been 9.71% and (6.91)% for June 30, 2017 and 2016.

(E)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	1.37	% (I)	1.51%	1.47%	1.41%	1.34%	1.35%
	Expenses, net waiver and reimbursement	1.11	% (I)	1.10%	1.10%	1.16%	1.20%	1.10%

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of year/period	$3.92		$3.86	$3.45	$4.20		$5.66		$6.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.11		0.21	0.23	0.31		0.35		0.40
Net realized and unrealized gain (loss) on investments	(0.22)		0.06	0.40	(0.74)		(1.43)		(0.27)
Total from investment operations	(0.11)		0.27	0.63	(0.43)		(1.08)		0.13

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.21)	(0.22)	(0.31)		(0.36)		(0.42)
From net realized gains on investments	—		—	—	—		—		(0.25)
From return of capital	—		—	—	(0.01)		(0.02)		—
Total distributions	(0.11)		(0.21)	(0.22)	(0.32)		(0.38)		(0.67)

Net asset value, end of year/period	$3.70		$3.92	$3.86	$3.45		$4.20		$5.66

Total return (B)	(2.55	)% (D)	7.07%	18.61%	(9.27	)% (C)	(19.76	)% (C)	2.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$10,572		$14,858	$20,214	$15,250		$16,435		$36,845
Ratios to average net assets
Expenses, before waiver and reimbursement	1.85	% (E)	1.78%	1.55%	1.76%		1.57%		1.53%
Expenses, net waiver and reimbursement	1.46	% (E)	1.45%	1.45%	1.45%		1.45%		1.45%
Net investment income, before waiver and reimbursement	5.35	% (E)	4.88%	5.85%	9.10%		6.80%		6.56%
Net investment income, net waiver and reimbursement	5.74	% (E)	5.21%	5.94%	9.40%		6.93%		6.64%
Portfolio turnover rate	7	% (D)	19%	85%	26%		42%		63%

	Class C
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of year/period	$3.92		$3.86	$3.46	$4.20		$5.66		$6.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.18	0.20	0.28		0.30		0.35
Net realized and unrealized gain (loss) on investments	(0.21)		0.06	0.39	(0.72)		(1.42)		(0.26)
Total from investment operations	(0.11)		0.24	0.59	(0.44)		(1.12)		0.09

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.18)	(0.19)	(0.29)		(0.32)		(0.38)
From net realized gains on investments	—		—	—	—		—		(0.25)
From return of capital	—		—	—	(0.01)		(0.02)		—
Total distributions	(0.10)		(0.18)	(0.19)	(0.30)		(0.34)		(0.63)

Net asset value, end of year/period	$3.71		$3.92	$3.86	$3.46		$4.20		$5.66

Total return (B)	(2.90	)% (D)	6.26%	17.38%	(9.70	)% (C)	(20.36	)% (C)	1.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,800		$9,212	$10,615	$11,644		$14,228		$22,038
Ratios to average net assets
Expenses, before waiver and reimbursement	2.60	% (E)	2.53%	2.30%	2.51%		2.32%		2.28%
Expenses, net waiver and reimbursement	2.21	% (E)	2.20%	2.20%	2.20%		2.20%		2.20%
Net investment income, before waiver and reimbursement	4.59	% (E)	4.13%	5.13%	8.13%		5.97%		5.78%
Net investment income, net waiver and reimbursement	4.98	% (E)	4.46%	5.23%	8.44%		6.10%		5.86%
Portfolio turnover rate	7	% (D)	19%	85%	26%		42%		63%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015		June 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of year/period	$3.92		$3.86	$3.46	$4.20		$5.67		$6.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.12		0.22	0.23	0.32		0.36		0.40
Net realized and unrealized gain (loss) on investments	(0.21)		0.06	0.40	(0.73)		(1.44)		(0.26)
Total from investment operations	(0.09)		0.28	0.63	(0.41)		(1.08)		0.14

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.22)	(0.23)	(0.32)		(0.37)		(0.44)
From net realized gains on investments	—		—	—	—		—		(0.25)
From return of capital	—		—	—	(0.01)		(0.02)		—
Total distributions	(0.12)		(0.22)	(0.23)	(0.33)		(0.39)		(0.69)

Net asset value, end of year/period	$3.71		$3.92	$3.86	$3.46		$4.20		$5.67

Total return (C)	(2.41	)% (D)	7.34%	18.56%	(8.77	)% (F)	(19.70	)% (F)	2.43	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,226		$5,146	$12,075	$3,398		$2,276		$1,443
Ratios to average net assets
Expenses, before waiver and reimbursement	1.60	% (E)	1.53%	1.30%	1.51%		1.32%		1.28	% (E)
Expenses, net waiver and reimbursement	1.21	% (E)	1.20%	1.20%	1.20%		1.20%		1.20	% (E)
Net investment income, before waiver and reimbursement	5.61	% (E)	5.13%	5.95%	9.62%		7.40%		6.67	% (E)
Net investment income, net waiver and reimbursement	6.00	% (E)	5.46%	6.03%	9.92%		7.52%		6.75	% (E)
Portfolio turnover rate	7	% (D)	19%	85%	26%		42%		63	% (D)

(A)	The Catalyst/SMH High Income Fund Class I shares commenced operations on July 1, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not Annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of year/period	$4.39		$4.47	$3.75	$4.57	$6.15		$6.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.29	0.26	0.27	0.34		0.40
Net realized and unrealized gain (loss) on investments	(0.47)		(0.09)	0.72	(0.78)	(1.58)		0.07
Total from investment operations	(0.33)		0.20	0.98	(0.51)	(1.24)		0.47

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.28)	(0.22)	(0.26)	(0.29)		(0.31)
From return of capital	—		—	(0.04)	(0.05)	(0.05)		(0.06)
Total distributions	(0.15)		(0.28)	(0.26)	(0.31)	(0.34)		(0.37)

Net asset value, end of year/period	$3.91		$4.39	$4.47	$3.75	$4.57		$6.15

Total return (B)	(7.83	)% (F)	4.56%	26.47%	(10.60)%	(20.68	)% (E)	7.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,360		$4,161	$8,799	$4,660	$8,674		$22,722
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.04	% (G)	1.84%	1.76%	1.91%	1.60%		1.59%
Expenses, net waiver and reimbursement (C)	1.56	% (G)	1.55%	1.55%	1.56%	1.55%		1.55%
Net investment income, before waiver and reimbursement (C,D)	6.11	% (G)	6.21%	5.77%	7.05%	6.12%		6.36%
Net investment income, net waiver and reimbursement (C,D)	6.59	% (G)	6.51%	5.98%	7.39%	6.17%		6.40%
Portfolio turnover rate	8	% (F)	11%	32%	4%	42%		72%

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of year/period	$4.38		$4.47	$3.75	$4.57	$6.15		$6.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.13		0.27	0.22	0.25	0.30		0.35
Net realized and unrealized gain (loss) on investments	(0.47)		(0.11)	0.72	(0.79)	(1.58)		0.08
Total from investment operations	(0.34)		0.16	0.94	(0.54)	(1.28)		0.43

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.25)	(0.19)	(0.23)	(0.25)		(0.26)
From return of capital	—		—	(0.03)	(0.05)	(0.05)		(0.06)
Total distributions	(0.13)		(0.25)	(0.22)	(0.28)	(0.30)		(0.32)

Net asset value, end of year/period	$3.91		$4.38	$4.47	$3.75	$4.57		$6.15

Total return (B)	(7.97	)% (F)	3.56%	25.56%	(11.29)%	(21.28	)% (E)	7.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,320		$8,213	$9,881	$8,413	$13,088		$22,517
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.79	% (G)	2.59%	2.51%	2.65%	2.35%		2.34%
Expenses, net waiver and reimbursement (C)	2.31	% (G)	2.30%	2.30%	2.30%	2.30%		2.30%
Net investment income, before waiver and reimbursement (C,D)	5.41	% (G)	5.60%	4.89%	6.29%	5.45%		5.64%
Net investment income, net waiver and reimbursement (C,D)	5.89	% (G)	5.90%	5.11%	6.64%	5.50%		5.67%
Portfolio turnover rate	8	% (F)	11%	32%	4%	42%		72%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of year/period	$4.38		$4.46	$3.74	$4.56	$6.14		$6.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.15		0.31	0.26	0.28	0.36		0.45
Net realized and unrealized gain (loss) on investments	(0.48)		(0.10)	0.72	(0.79)	(1.58)		(0.01	) (F)
Total from investment operations	(0.33)		0.21	0.98	(0.51)	(1.22)		0.44

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.29)	(0.23)	(0.26)	(0.31)		(0.33)
From return of capital	—		—	(0.03)	(0.05)	(0.05)		(0.06)
Total distributions	(0.15)		(0.29)	(0.26)	(0.31)	(0.36)		(0.39)

Net asset value, end of year/period	$3.90		$4.38	$4.46	$3.74	$4.56		$6.14

Total return (C)	(7.73	)% (D)	4.85%	26.83%	(10.40)%	(20.51	)% (I)	7.31	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,662		$7,279	$9,986	$5,813	$7,321		$1,602
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.79	% (E)	1.59%	1.51%	1.65%	1.35%		1.34	% (E)
Expenses, net waiver and reimbursement (G)	1.31	% (E)	1.30%	1.30%	1.30%	1.30%		1.30	% (E)
Net investment income, before waiver and reimbursement (G,H)	6.34	% (E)	6.59%	5.92%	7.26%	6.80%		7.28	% (E)
Net investment income, net waiver and reimbursement (G,H)	6.82	% (E)	6.88%	6.13%	7.64%	6.86%		7.34	% (E)
Portfolio turnover rate	8	% (D)	11%	32%	4%	42%		72	% (D)

(A)	The Catalyst/SMH Total Return Income Fund Class I shares commenced operations on July 1, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not Annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Stone Beach Income Opportunity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015(A)
	(Unaudited)
Net asset value, beginning of year/period	$9.58		$9.58		$9.84	$10.10	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.19		0.22		0.31	0.32	0.19
Net realized and unrealized gain (loss) on investments	(0.07)		0.02	(C)	(0.24)	(0.26)	0.10	(C)
Total from investment operations	0.12		0.24		0.07	0.06	0.29

LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.24)		(0.21)	(0.27)	(0.19)
From return of capital	—		—		(0.12)	(0.05)	—
Total distributions	(0.29)		(0.24)		(0.33)	(0.32)	(0.19)

Net asset value, end of year/period	$9.41		$9.58		$9.58	$9.84	$10.10

Total return (D)	1.26	% (E)	2.48%		0.69%	0.64%	2.95	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$120		$169		$656	$132	$372
Ratios to average net assets
Expenses, before waiver and reimbursement	2.61	% (F)	2.75%		3.16%	3.93%	6.56	% (F)
Expenses, net waiver and reimbursement	1.56	% (F)	1.55%		1.55%	1.55%	1.55	% (F)
Net investment income (loss), before waiver and reimbursement	2.91	% (F)	1.08%		1.67%	0.76%	(1.61	)% (F)
Net investment income, net waiver and reimbursement	3.96	% (F)	2.30%		3.13%	3.31%	3.41	% (F)
Portfolio turnover rate	84	% (E)	369	% (G)	41%	78%	19	% (E)

	Class C
	For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.55		$9.57		$9.83	$10.08	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.16		0.17		0.21	0.23	0.18
Net realized and unrealized gain (loss) on investments	(0.08)		(0.02)		(0.22)	(0.23)	0.05	(C)
Total from investment operations	0.08		0.15		(0.01)	0.00	0.23

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.17)		(0.16)	(0.22)	(0.15)
From return of capital	—		—		(0.09)	(0.03)	—
Total distributions	(0.25)		(0.17)		(0.25)	(0.25)	(0.15)

Net asset value, end of year/period	$9.38		$9.55		$9.57	$9.83	$10.08

Total return (D)	0.98	% (E)	1.59%		(0.08)%	0.02%	2.31	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$156		$190		$178	$207	$42
Ratios to average net assets
Expenses, before waiver and reimbursement	3.36	% (F)	3.50%		3.91%	4.68%	7.31	% (F)
Expenses, net waiver and reimbursement	2.31	% (F)	2.30%		2.30%	2.30%	2.30	% (F)
Net investment income (loss), before waiver and reimbursement	2.25	% (F)	0.54%		0.54%	(0.04)%	(2.36	)% (F)
Net investment income, net waiver and reimbursement	3.30	% (F)	1.74%		2.16%	2.38%	2.66	% (F)
Portfolio turnover rate	84	% (E)	369	% (G)	41%	78%	19	% (E)

(A)	The Catalyst/Stone Beach Income Opportunity Fund Class A and Class C shares commenced operations on November 20, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30,2018 and June 30, 2015 primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	Annualized.

(G)	The portfolio turnover rate excludes dollar roll transactions for the year ended June 30, 2018. If these were included in the calculation the turnover percentage would be 851%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Stone Beach Income Opportunity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.55		$9.58		$9.84	$10.09	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.21		0.27		0.32	0.31	0.23
Net realized and unrealized gain (loss) on investments	(0.08)		(0.03)		(0.23)	(0.21)	0.07	(C)
Total from investment operations	0.13		0.24		0.09	0.10	0.30

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.27)		(0.23)	(0.30)	(0.21)
From return of capital	—		—		(0.12)	(0.05)	—
Total distributions	(0.30)		(0.27)		(0.35)	(0.35)	(0.21)

Net asset value, end of year/period	$9.38		$9.55		$9.58	$9.84	$10.09

Total return (D)	1.39	% (E)	2.48%		0.93%	1.01%	3.00	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$11,180		$8,527		$4,077	$4,213	$1,910
Ratios to average net assets
Expenses, before waiver and reimbursement	2.36	% (F)	2.50%		2.91%	3.68%	6.31	% (F)
Expenses, net waiver and reimbursement	1.31	% (F)	1.30%		1.30%	1.30%	1.30	% (F)
Net investment income (loss), before waiver and reimbursement	3.33	% (F)	1.64%		1.67%	0.82%	(1.36	)% (F)
Net investment income, net waiver and reimbursement	4.38	% (F)	2.84%		3.27%	3.19%	3.66	% (F)
Portfolio turnover rate	84	% (E)	369	% (G)	41%	78%	19	% (E)

(A)	The Catalyst/Stone Beach Income Opportunity Fund Class I shares commenced operations on November 20, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	Annualized.

(G)	The portfolio turnover rate excludes dollar roll transactions for the year ended June 30, 2018. If these were included in the calculation the turnover percentage would be 851%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2018	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty series. These financial statements include the following six series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Income (“Insider Income”)		Current income
Catalyst/MAP Global Balanced (“Global Balanced”)	Managed Assets Portfolios, LLC (“MAP”)	Total return which consists of current income and capital appreciation
Catalyst/ CIFC Floating Rate Income (“Floating Rate Income”)	CIFC Investment Management, LLC	Current income
Catalyst/SMH High Income (“High Income”)	SMH Capital Advisors, Inc. (“SMH”)	Income with capital appreciation as secondary objective
Catalyst/SMH Total Return Income (“Total Return Income”)	SMH	Income and capital appreciation
Catalyst/Stone Beach Income Opportunity (“Income Opportunity”)	Stone Beach Investment Management, LLC	Current income

The Funds are registered as non-diversified except Global Balanced and Floating Rate Income, which are diversified.

Effective November 1, 2018 the Catalyst Floating Rate Income Fund changed its name to Catalyst/ CIFC Floating Rate Income Fund.

As of December 31, 2018, each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

a)        Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for each Fund’s assets and liabilities measured at fair value:

Insider Income

Assets(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$3,980,176	$—	$3,980,176
Convertible Bonds	—	1,611,779	—	1,611,779
Total Assets	$—	$5,591,955	$—	$5,591,955

Global Balanced

Assets(a)	Level 1	Level 2	Level 3	Total
Closed-End Fund	$294,690	$—	$—	$294,690
Common Stock	10,318,550	—	—	10,318,550
Corporate Bonds	—	9,899,144	—	9,899,144
Convertible Bonds	—	447,441	—	447,441
Total Assets	$10,613,240	$10,346,585	$—	$20,959,825
Liabilities(a)
Call Options Written	$4,400	$—	$—	$4,400
Total Liabilities	$4,400	$—	$—	$4,400

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

Floating Rate Income

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$113,816	$—	$—	$113,816
Exchange Traded Fund	1,633,500	—	—	1,633,500
Corporate Bonds	—	5,279,438	—	5,279,438
Collateralized Loan Obligations	—	1,836,340	—	1,836,340
Bank Loans	—	52,777,196	—	52,777,196
Total Assets	$1,747,316	$59,892,974	$—	$61,640,290

High Income

Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$4,186,198	$—	$4,186,198
Corporate Bonds	—	18,189,076	—	18,189,076
Total Assets	$—	$22,375,274	$—	$22,375,274

Total Return Income

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$6,649,429	$—	$—	$6,649,429
Exchanged Traded Funds	674,786	—	—	674,786
Convertible Bonds	—	1,247,680	—	1,247,680
Corporate Bonds	—	5,712,652	—	5,712,652
Total Assets	$7,324,215	$6,960,332	$—	$14,284,547

Income Opportunity

Assets(a)	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$4,103,910	$—	$4,103,910
Private Collateralized Mort. Obligations	—	5,228,616	—	5,228,616
Mortgage Notes	—	—	437,000	437,000
Total Assets	$—	$9,332,526	$437,000	$9,769,526

Derivatives

Liabilities(a)
Futures Contracts	$(14,837)	$—	$—	$(14,837)
Total	$(14,837)	$—	$—	$(14,837)

Insider Income, Global Balanced and Floating Rate Income did not hold any Level 3 securities during the period. High Income, Total Return Income and Income Opportunity held level 3 securities. A reconciliation used in determining High Income’s, Total Return Income’s and Income Opportunity’s Level 3 securities is shown in the Level 3 Input table below.

(a)	Refer to the Portfolio of Investments for security classifications.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

The following is a reconciliation for which Level 3 inputs were used in determining value:

	High Income	Total Return Income	Total Return Income
	Energy	Energy Conversion	Community Choice
	Conversion	Devices, Inc.	Financial, Inc.
Beginning balance June 30, 2018	$0	$0	$0
Purchases	—	—	—
Total realized gain/(loss)	—	—	—
Change in unrealized depreciation	—	—	—
Proceeds from sale/maturities/calls	—	—	—
Capital distribution	—	—	—
Tax basis adjustment	—	—	—
Net transfers in/(out) of Level 3	—	—	—
Ending balance December 31, 2018	$0	$0	$0

Income Opportunity
Private Mortgage Notes
Beginning balance June 30, 2018	$767,000
Purchases	—
Total realized gain/(loss)	—
Change in unrealized depreciation	—
Proceeds from sale/maturities/calls	(330,000)
Capital distribution	—
Tax basis adjustment	—
Net transfers in/(out) of Level 3	—
Ending balance December 31, 2018	$437,000

The total change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2018, was $0, $0, and $0, for High Income, Total Return Income, and Income Opportunity, respectively.

Quantitative disclosures of unobservable inputs and assumptions used by High Income, Total Return Income and Income Opportunity are below.

Investments in Securities:
High Income	Fair Value	Valuation Techniques	Unobservable Input
Convertible Bonds
Energy Conversion Devices, Inc.	$0	Bankruptcy	Potential future cash payments
Total Fair Value Securities	$0
Total Return Income
Convertible Bonds
Community Choice Financial, Inc.	$0	Bankruptcy	Potential future cash payments
Energy Conversion Devices, Inc.	0	Bankruptcy	Potential future cash payments
Total Fair Value Securities	$0
Income Opportunity
Mortgage Notes
	$437,000	Cost Approach	No impairments
Total Fair Value Securities	$437,000

Fair value securities as a percent of net assets at December 31, 2018, were 0.0%, 0.0% and 3.8% for High Income, Total Return Income and Income Opportunity, respectively.

b) Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the relevant Fund’s agent in acquiring the options). For the six months ended December 31, 2018, Global Balanced and Income Opportunity invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the six months ended December 31, 2018, only Income Opportunities invested in Futures Contracts.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

TBA Commitments – In a mortgage-backed “to-be-announced” or “TBA” transaction, a seller agrees to deliver an MBS at a future date, but does not specify the particular MBS to be delivered. Instead, the seller agrees to accept any MBS that meets specified terms. The principal risks of mortgaged backed TBA transactions are increased interest rate risk and increased overall investment exposure.

Mortgage Notes - Income Opportunity may invest in private, short-term mortgage notes. As of December 31, 2018, the mortgage note investments held represented bridge funding loans on properties in Florida, and entitle the Fund to receive returns that are typically greater than traditional fixed income investments. The Fund may purchase these Notes to gain a higher yield than traditional debt obligations. Based on the nature of these short-term mortgage notes, the valuation committee meets periodically and reviews the mortgage notes in order to determine their value. The valuation committee may review but to limited to property appraisals, loan-to-value ratios and payment history to determine the fair market value of the investments. The mortgage notes are thinly traded and for this reason are valued using the Trust’s fair value policies and procedures as established by the valuation committee. For this reason, and based on the nature of the inputs, the mortgage notes have been determined to be Level 3 investments. The mortgage note investments are subject to credit and interest rate risk of the issuer. Other risks include the underlying collateral associated with the mortgage notes.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

Derivatives Risk - The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2018, were as follows:

			Location of Derivatives on Statements	Fair Value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Global Balanced	Options written	Equity	Options written	$(4,400)
			Total	$(4,400)

Income Opportunity	Futures	Interest	Net unrealized appreciation on futures contracts	$25,187
		Interest	Net unrealized depreciation on futures contracts	(40,024)
			Total	$(14,837)

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2018, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Balanced
	Options written	Equity	Net realized gain on options written	$—
	Options written	Equity	Net change in unrealized appreciation on options written	14,000
			Totals	$14,000
Income Opportunity
	Options purchased	Equity	Net realized loss on options purchased	$(61,960)
	Options written	Equity	Net realized gain on options written	5,317
	Futures	Interest Rate	Net realized loss on futures	(138,965)
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	651
	Options written	Equity	Net change in unrealized appreciation on options written	9
	Futures	Interest Rate	Net change in unrealized depreciation on futures	(15,162)
	Forward Contracts	Currency	Net change in unrealized depreciation on foreign currency	(13)
			Totals	$(210,123)

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

The notional value of derivative instruments outstanding as of December 31, 2018, as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset net of collateral pledged as of December 31, 2018:

				Gross Amounts of Assets Presented in the
				Statements of Assets & Liabilities
		Gross Amounts of		Financial
		Recognized		Instruments		Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities		Pledged		Pledged	Assets
Global Balanced
Description of Liability:
Options Written	Pershing	$(4,400	) (1)	$4,400	(2)	$—	$—
Total		$(4,400)		$4,400		$—	$—

				Gross Amounts of Assets Presented in the
				Statements of Assets & Liabilities
		Gross Amounts of		Financial
		Recognized		Instruments		Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities		Pledged		Pledged	Assets
Income Opportunity
Description of Asset:
Futures Contracts	Wedbush	$25,187	(1)	$(40,024)		$(14,837)	$—
Total		$25,187		$(40,024)		$(14,837)	$—
Description of Liability:
Futures Contracts	Wedbush	$(40,024	) (1)	$40,024	(2)	$—	$—
Total		$(40,024)		$40,024		$—	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

c)        Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the advisor/sub-advisor expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

d)        Federal Income Tax - The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2018, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2018, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2016-2018 for the Funds) or expected to be taken in 2019 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

e)        Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f)        Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)        Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

h)        Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Income	Monthly	Annually
Global Balanced	Quarterly	Annually
Floating Rate Income	Monthly	Annually
High Income	Monthly	Annually
Total Return Income	Monthly	Annually
Income Opportunity	Monthly	Annually

i)        Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

j)        Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

k)        Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Global Balanced and Total Return Income. A maximum sales charge of 4.75% is imposed on Class A shares of the Insider Income, Floating Rate Income, High Income and Income Opportunity. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. There were no CDSC fees paid by the shareholders of Insider Income, Global Balanced, Floating Rate Income, High Income, Total Return Income and Income Opportunity.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2018, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Insider Income	$2,789,966	$1,494,342
Global Balanced	2,915,778	637,913
Floating Rate Income	68,726,660	54,987,135
High Income	1,686,756	6,410,061
Total Return Income	1,399,042	4,537,714
Income Opportunity	9,338,630	7,381,062

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees are to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on each Fund’s average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fees or reimbursed expenses provided that said reimbursement doesn’t cause the Fund’s expenses to exceed the limitation. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date of the waiver and/or reimbursement of the particular expense was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

For the six months ended December 31, 2018, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, no later than the dates as stated below:

									Management
					Expense Limitation				Fees Waived/
	Management	Expense Limitation				Prior to 11/1/18			Expenses
Fund	Agreement	Cl A	Cl C	Cl I	Cl A	Cl C	Cl I	Expires	Reimbursed
Insider Income	1.00%	1.00%	1.75%	0.75%	1.00%	1.75%	0.75%	10/31/2019	$53,183
Global Balanced	1.00%	1.22%	1.97%	0.97%	1.55%	2.30%	1.25%	10/31/2019	53,721
Floating Rate Income	1.00%	1.38%	2.13%	1.13%	1.35%	2.10%	1.10%	10/31/2019	78,558
High Income	1.00%	1.48%	2.23%	1.23%	1.45%	2.20%	1.20%	10/31/2019	52,935
Total Return Income	1.00%	1.58%	2.33%	1.33%	1.55%	2.30%	1.30%	10/31/2019	45,743
Income Opportunity	1.25%	1.58%	2.33%	1.33%	1.55%	2.30%	1.30%	10/31/2019	56,401

	Recapture Expires
	June 30,
Fund	2019	2020	2021
Insider Income	$51,188	$64,156	$86,088
Global Balanced	51,349	47,794	80,140
Floating Rate Income	102,943	105,951	132,914
High Income	77,169	42,314	107,137
Total Return Income	69,675	49,071	68,348
Income Opportunity	76,225	71,302	93,262

A Trustee and Officer of the Trust is also the controlling member of MFund Services and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services (the “Management services Agreement”). For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

Pursuant to the Management Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund at December 31, 2018 for management and chief compliance officer services accrued for the period are shown in the Statements of Operations under “Management services fees” and “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 31, 2018, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Income	$378	$367
Global Balanced	6,260	28,705
Floating Rate Income	16,410	48,668
High Income	16,811	44,506
Total Return Income	4,860	40,696
Income Opportunity	194	811

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Income	$5,623,122	$759	$(31,926)	$(31,167)
Global Balanced	20,843,880	1,663,668	(1,552,123)	111,545
Floating Rate Income	64,471,955	6,211	(2,837,876)	(2,831,665)
High Income	29,998,356	130,116	(7,753,198)	(7,623,082)
Total Return Income	22,930,231	200,772	(8,846,456)	(8,645,684)
Income Opportunity	9,694,496	266,439	(206,246)	60,193

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2018 and June 30, 2017 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2018	Income	Capital Gains	Capital	Total
Insider Income	$55,347	$—	$—	$55,347
Global Balanced	659,282	67,335	—	726,617
Floating Rate Income	1,235,438	—	—	1,235,438
High Income	1,641,248	—	—	1,641,248
Total Return Income	1,373,215	—	—	1,373,215
Income Opportunity	218,429	—	—	218,429

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
Insider Income	$24,843	$—	$—	$24,843
Global Balanced	405,535	519,546	—	925,081
Floating Rate Income	1,049,385	—	—	1,049,385
High Income	2,540,829	—	—	2,540,829
Total Return Income	1,122,863	—	221,787	1,344,650
Income Opportunity	100,473	—	58,650	159,123

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Insider Income	$1,028	$—	$(9,351)	$(38,644)	$—	$28,616	$(18,351)
Global Balanced	7,580	1,311,604	—	—	—	1,020,696	2,339,880
Floating Rate Income	57,609	—	(597,243)	(6,228,067)	—	(879,501)	(7,647,202)
High Income	20,463	—	—	(27,422,688)	—	(5,517,364)	(32,919,589)
Total Return Income	62,822	—	(25,436)	(15,959,753)	—	(6,103,577)	(22,025,944)
Income Opportunity	122,999	—	(183,248)	(140,840)	—	64,852	(136,237)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, deemed dividend distributions, mark-to-market of passive foreign investment companies and future contracts, partnerships, and business development companies. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Insider Income	$9,351
Global Balanced	—
Floating Rate Income	597,243
High Income	—
Total Return Income	25,436
Income Opportunity	183,248

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

At June 30, 2018, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Insider Income	$38,587	$57	$38,644
Global Balanced	—	—	—
Floating Rate Income	1,845,023	4,383,044	6,228,067
High Income	—	27,422,688	27,422,688
Total Return Income	1,047,288	14,912,465	15,959,753
Income Opportunity	60,361	80,479	140,840

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for paydowns and passive foreign investment companies, resulted in reclassification for the following Funds for the year ended June 30, 2018 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gain (Loss)
Insider Income	$—	$—	$—
Global Balanced	—	(2,969)	2,969
Floating Rate Income	—	1,137	(1,137)
High Income	—	—	—
Total Return Income	(14,731)	(241,350)	256,081
Income Opportunity	—	125,051	(125,051)

(6)	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2018, Income Opportunity was invested in the following restricted securities:

	Initial
Security	Acquisition Date	Principal	Cost	Value	% of Net Assets
ADL1084-17	12/22/2017	84,500	$84,500	$84,500	0.74%
LAN0136-17	12/22/2017	97,500	97,500	97,500	0.85%
ORL1111-17	11/14/2017	105,000	105,000	105,000	0.92%
SPD0400-16	3/02/2018	150,000	150,000	150,000	1.31%

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2018, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Floating Rate		Total Return	Income
Owner	Income	High Income	Income	Opportunities	Insider Income
LPL Financial(1)	29%	—	—	69%	—
NFS.(1)	—	—	—	—	35%
Pershing LLC(1)	—	31%	—	—	36%
Wells Fargo(1)	—	29%	74%	—	—

(1)	These owners are comprised of multiple investors and accounts.

(8)	NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted with these financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC and its affiliated companies including Northern Lights Compliance Services, LLC and Blu Giant, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2018

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisers, LLC (‘Catalyst”) and Stone Beach Investment Management, LLV (“Stone Beach”) with respect to the Stone Beach Income Fund (or the “Fund”).

In connection with a regular meeting held on August 15 and 27, 2018, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a Sub-Advisory Agreement between Catalyst and Stone Beach (the “Sub-Advisory Agreement”), with respect to the Fund.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Stone Beach

(“Stone Beach 15c Response”).

Nature, Extent, and Quality of Services. The Board observed that the Fund had increased its assets over the past year, and that there were no changes in Stone Beach’s investment personnel. The Board noted that the investment process was premised on a disciplined fundamental value approach to security selection that focused on the underlying characteristics of the investment candidates. It discussed that Stone Beach employed an active management approach to adjust the Fund’s composition to maximize income and minimize loss. The Board noted that Stone Beach evaluated risks associated with the Fund on a daily basis and reviewed market offerings throughout the day for relative value candidates that fit the risk profile in which the management team was willing to invest. The Board discussed that Stone Beach chose broker-dealers based on relationships that had been created and cultivated over the past several decades. The Board agreed that Stone Beach had an experienced team that appeared loyal to the Fund’s investment strategy and dedicated to its continued success.

Performance. The Board discussed that the Fund outperformed the Bloomberg Barclays MBS Index over the 1 year, 3 year and since inception periods. The Board concluded that the Fund’s performance was acceptable.

Fees and Expenses. The Board noted that the advisor charged an advisory fee of 1.25% for the Fund, and that 50% of the net advisory fee (after certain expenses) was paid as a sub advisory fee. The Board considered that the sub-advisory fee continued to be well below the base fee charged by the sub-adviser to the other accounts under its management. The Board concluded that the sub-advisory fee was not unreasonable.

Profitability. The Board observed that Stone Beach did not earn a profit from its sub-advisory agreement, but that it had adequate resources to continue its role with the Fund. After further discussion, the Trustees concluded that excessive profitability of Stone Beach was not an issue at this time.

Economies of Scale. The Board considered whether Stone Beach had realized economies of scale with respect to the sub-advisory services provided to the Fund. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. The Board agreed that Stone Beach did not appear to have benefited from economies of scale.

Conclusion. Having requested and received such information from Stone Beach as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement between Catalyst and Stone Beach, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (7/01/18) and held for the entire period through 12/31/18.

Actual Expenses

The middle columns of the table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The last two columns of the table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/18	Value 12/31/18	During Period *	Value 12/31/18	During Period *

Catalyst Insider Income Fund - Class A	1.00%	$1,000.00	$1,004.50	$5.05	$1,020.16	$5.09
Catalyst Insider Income Fund - Class C	1.75%	1,000.00	1,002.40	8.83	1,016.38	8.89
Catalyst Insider Income Fund - Class I	0.75%	1,000.00	1,007.60	3.80	1,021.42	3.82
Catalyst/MAP Global Balanced Fund - Class A	1.41%	1,000.00	966.00	6.99	1,018.10	7.17
Catalyst/MAP Global Balanced Fund - Class C	2.16%	1,000.00	961.30	10.68	1,014.32	10.97
Catalyst/MAP Global Balanced Fund - Class I	1.16%	1,000.00	966.60	5.75	1,019.36	5.90
Catalyst/ CIFC Floating Rate Income Fund - Class A	1.36%	1,000.00	982.00	6.79	1,018.35	6.92
Catalyst/ CIFC Floating Rate Income Fund - Class C	2.11%	1,000.00	978.30	10.52	1,014.57	10.71
Catalyst/ CIFC Floating Rate Income Fund - Class I	1.11%	1,000.00	983.30	5.55	1,019.61	5.65
Catalyst/SMH High Income Fund - Class A	1.46%	1,000.00	974.50	7.27	1,017.85	7.43
Catalyst/SMH High Income Fund - Class C	2.21%	1,000.00	971.00	10.98	1,014.06	11.22
Catalyst/SMH High Income Fund - Class I	1.21%	1,000.00	975.90	6.03	1,019.11	6.16
Catalyst/SMH Total Return Income Fund - Class A	1.56%	1,000.00	921.70	7.56	1,017.34	7.93
Catalyst/SMH Total Return Income Fund - Class C	2.31%	1,000.00	920.30	11.18	1,013.56	11.72
Catalyst/SMH Total Return Income Fund - Class I	1.31%	1,000.00	922.70	6.35	1,018.60	6.67
Catalyst/Stone Beach Income Opportunity Fund - Class A	1.56%	1,000.00	1,012.60	7.91	1,017.34	7.93
Catalyst/Stone Beach Income Opportunity Fund - Class C	2.31%	1,000.00	1,009.80	11.70	1,013.56	11.72
Catalyst/Stone Beach Income Opportunity Fund - Class I	1.31%	1,000.00	1,013.90	6.65	1,018.60	6.67

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

MUTUAL FUND SERIES TRUST
17645 Wright Street, Suite 200
Omaha, NE 68130

MANAGER
Catalyst Capital Advisors, LLC
36 North New York Ave., 3rd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 7, 2019